UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
April 30, 2023
Semi-annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Value Fund FFEIX FFECX FFEFX FAQIX
Nuveen Large Cap Select Fund FLRAX FLYCX — FLRYX
Nuveen Mid Cap Growth Opportunities Fund FRSLX — FMEFX FISGX
Nuveen Mid Cap Value Fund FASEX FACSX FMVQX FSEIX
Nuveen Small Cap Growth Opportunities Fund FRMPX — FMPFX FIMPX
Nuveen Small Cap Select Fund EMGRX — ASEFX ARSTX
Nuveen Small Cap Value Fund FSCAX FSCVX FSCWX FSCCX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Risk Considerations 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios and Holdings Summaries 8
Expense Examples 23
Statement of Assets and Liabilities 53
Statement of Operations 57
Statement of Changes in Net Assets 59
Financial Highlights 63
Notes to Financial Statements 77
Additional Fund Information 92
Glossary of Terms Used in this Report 93
Liquidity Risk Management Program 94

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
May 2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021 and expanded at a more moderate pace of 1.3% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the recent collapse of three regional U.S. banks (Silicon Valley Bank, Signature
Bank and First Republic Bank) and major European bank Credit Suisse is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 in order to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. The debt ceiling debate in Congress was also looming over the markets until the government passed an increase to the debt limit in early June 2023 and averted a default scenario. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
June 21, 2023

Important Notices
For Shareholders of
Nuveen Dividend Value Fund
Nuveen Large Cap Select Fund
Nuveen Mid Cap Growth Opportunities Fund
Nuveen Mid Cap Value Fund
Nuveen Small Cap Growth Opportunities Fund
Nuveen Small Cap Select Fund
Nuveen Small Cap Value Fund
Portfolio Manager Commentaries in Semiannual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Funds’ October 31, 2022 annual shareholder report.
For current information on your Funds’ investment objectives, portfolio management team and average annual total returns please refer to the Funds’ website at www.nuveen.com.
For changes that occurred to your Funds both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Investment Policy Change for Nuveen Dividend Value Fund
Effective February 28, 2023, the Nuveen Dividend Value Fund adopted a non-fundamental investment policy under Rule 35d-1 of the Investment Company Act of 1940 (a “Name Policy”), requiring it to invest at least 80% of its assets in dividend-paying equity securities. Prior to the adoption of the Name Policy, the Fund was required to invest of its assets in equity securities that provided current income at the time of purchase.
Portfolio Manager Update for Nuveen Mid Cap Growth Opportunities Fund
Effective March 21, 2023, Casey R. Weston, CFA, was named a portfolio manager of Nuveen Mid Cap Growth Opportunities Fund.
Gregory J. Ryan and Bihag N. Patel continue to serve as portfolio managers for the Fund.
Portfolio Manager Update for Nuveen Mid Cap Value Fund
Effective March 21, 2023, David F. Johnson was named a portfolio manager of Nuveen Mid Cap Value Fund. Karen L. Bowie will continue to serve as portfolio manager for the Fund.
Portfolio Manager Update for Nuveen Small Cap Growth Opportunities Fund
Effective March 21, 2023, Gregory J. Ryan has been named a portfolio manager of Nuveen Small Cap Growth Opportunities Fund.
Jon A. Loth will continue to serve as portfolio manager for the Fund.

Risk Considerations

Risk Considerations
Nuveen Dividend Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. Equity investments, such as those held by the Fund, are subject to market risk, derivatives risk, and common stock risk. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Growth Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Growth Opportunities
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Small Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.

About the Funds’ Benchmarks
Lipper Equity Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions. but do not reflect any applicable sales charges.
Lipper Large-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Large-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Mid-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Small-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Russell 1000® Value Index:
An index designed to measure the performance of the large-cap value segment of the
U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Growth Index:
An index designed to measure the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index:
An index designed to measure the performance of the small-cap value segment of the
U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Growth Index:
An index designed to measure the performance of the mid-cap growth segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Value Index:
An index designed to measure the performance of the mid-cap value segment of the
U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes
500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.74% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/18/92 0.67% 0.28% 5.37% 7.79% 1.00% 0.96%
Class A at maximum Offering Price 12/18/92 (5.11)% (5.48)% 4.13% 7.15% — —
Russell 1000® Value Index — 4.54% 1.21% 7.75% 9.13% — —
Lipper Equity Income Funds
Classification Average — 4.18% 1.07% 7.98% 8.73% — —
Class C at NAV 2/01/99 0.35% (0.40)% 4.59% 7.15% 1.75% 1.71%
Class C at maximum Offering Price 2/01/99 (0.57)% (0.40)% 4.59% 7.15% — —
Class I 8/02/94 0.81% 0.57% 5.64% 8.06% 0.75% 0.71%
Class R6 2/28/13 0.87% 0.63% 5.77% 8.18% 0.65% 0.61%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
(continued)
Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .0%
Repurchase Agreements 0 .7%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Capital Markets 7.8%
Oil, Gas & Consumable Fuels 7.6%
Health Care Providers & Services 6.4%
Electric Utilities 5.6%
Software 5.6%
Pharmaceuticals 5.1%
Insurance 4.1%
Machinery 4.0%
Financial Services 4.0%
Health Care Equipment &
Supplies 4.0%
Banks 3.9%
Electrical Equipment 3.8%
Interactive Media & Services 3.7%
Specialized REITs 3.0%
Biotechnology 3.0%
Semiconductors &
Semiconductor Equipment 2.9%
Diversified Telecommunication
Services 2.7%
Tobacco 2.3%
Chemicals 2.2%
Consumer Staples Distribution
& Retail 2.0%
Other 15.3%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Meta Platforms Inc 3.7%
AT&T Inc 2.7%
NextEra Energy Inc 2.3%
Philip Morris International Inc 2.3%
ConocoPhillips 2.2%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Large Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.80% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 1/31/03 7.05% 1.22% 8.36% 11.10% 1.32% 1.05%
Class A at maximum Offering Price 1/31/03 0.89% (4.61)% 7.08% 10.45% — —
S&P 500® Index — 8.63% 2.66% 11.45% 12.20% — —
Lipper Large-Cap Core Funds
Classification Average — 8.32% 2.24% 10.42% 11.15% — —
Class C at NAV 1/31/03 6.66% 0.50% 7.55% 10.43% 2.07% 1.80%
Class C at maximum Offering Price 1/31/03 5.66% 0.50% 7.55% 10.43% — —
Class I 1/31/03 7.15% 1.46% 8.62% 11.38% 1.07% 0.80%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
(continued)
Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .3%
Repurchase Agreements 0 .3%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 13.2%
Financial Services 8.5%
Semiconductors &
Semiconductor Equipment 6.3%
Health Care Providers & Services 6.0%
Interactive Media & Services 5.2%
Capital Markets 5.1%
Oil, Gas & Consumable Fuels 4.8%
Biotechnology 3.8%
Technology Hardware, Storage
& Peripherals 3.3%
Electrical Equipment 3.3%
Health Care Equipment &
Supplies 3.2%
Machinery 3.0%
Pharmaceuticals 2.9%
Electric Utilities 2.8%
Broadline Retail 2.8%
Hotels, Restaurants & Leisure 2.5%
Consumer Staples Distribution
& Retail 2.2%
Tobacco 1.9%
Chemicals 1.9%
Diversified Telecommunication
Services 1.8%
Other 14.8%
Repurchase Agreements 0.3%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.8%
Mastercard Inc 3.2%
Meta Platforms Inc 3.2%
Amazon.com Inc 2.8%
Fiserv Inc 2.5%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 1/09/95 5.92% (1.34)% 5.89% 8.69% 1.23% 1.17%
Class A at maximum Offering Price 1/09/95 (0.19)% (7.00)% 4.64% 8.05% — —
Russell Midcap® Growth Index — 6.60% 1.60% 8.96% 10.84% — —
Lipper Mid-Cap Growth Funds
Classification Average — 5.03% (2.55)% 7.76% 10.03% — —
Class I 12/28/89 6.08% (1.07)% 6.15% 8.96% 0.98% 0.92%
Class R6 2/28/13 6.16% (0.95)% 6.27% 9.10% 0.89% 0.83%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
(continued)
Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 98 .6%
Investments Purchased with
Collateral from Securities
Lending 2 .0%
Repurchase Agreements 1 .7%
Other Assets & Liabilities, Net (2.3)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 11.9%
Health Care Equipment &
Supplies 10.6%
Specialty Retail 6.3%
Semiconductors &
Semiconductor Equipment 5.2%
Oil, Gas & Consumable Fuels 5.0%
Hotels, Restaurants & Leisure 5.0%
Biotechnology 4.8%
IT Services 3.7%
Aerospace & Defense 3.6%
Commercial Services & Supplies 2.9%
Construction & Engineering 2.8%
Entertainment 2.7%
Building Products 2.5%
Professional Services 2.5%
Textiles, Apparel & Luxury
Goods 2.4%
Life Sciences Tools & Services 2.2%
Health Care Technology 2.2%
Capital Markets 2.0%
Consumer Finance 1.9%
Other 18.4%
Investments Purchased with
Collateral from Securities
Lending 2.0%
Repurchase Agreements 1.7%
Other Assets & Liabilities, Net (2.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Synopsys Inc 3.2%
Dexcom Inc 2.9%
Insulet Corp 2.6%
Verisk Analytics Inc 2.5%
Veeva Systems Inc, Class A 2.1%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/22/87 0.98% (3.12)% 6.90% 9.45% 1.21% 1.16%
Class A at maximum Offering Price 12/22/87 (4.83)% (8.69)% 5.64% 8.80% — —
Russell Midcap® Value Index — 2.26% (3.47)% 6.43% 8.68% — —
Lipper Mid-Cap Value Funds
Classification Average — 2.40% (1.24)% 6.19% 7.92% — —
Class C at NAV 2/01/99 0.63% (3.83)% 6.10% 8.79% 1.96% 1.91%
Class C at maximum Offering Price 2/01/99 (0.33)% (3.83)% 6.10% 8.79% — —
Class I 2/04/94 1.11% (2.88)% 7.17% 9.72% 0.96% 0.91%
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Class R6 6/20/18 1.18% (2.75)% 6.45% 0.84% 0.79%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
(continued)
Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 98 .6%
Investments Purchased with
Collateral from Securities
Lending 0 .6%
Repurchase Agreements 1 .3%
Other Assets & Liabilities, Net (0.5)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Machinery 6.4%
Oil, Gas & Consumable Fuels 6.1%
Equity Real Estate Investment
Trusts (REITs) 5.4%
Insurance 5.2%
Electric Utilities 4.9%
Building Products 4.2%
Multi-Utilities 4.1%
Capital Markets 3.6%
Software 3.3%
Residential REITs 3.0%
Chemicals 2.9%
Financial Services 2.8%
Consumer Staples Distribution
& Retail 2.6%
Banks 2.6%
Biotechnology 2.5%
Hotels, Restaurants & Leisure 2.5%
Health Care Providers & Services 2.5%
Health Care Equipment &
Supplies 2.4%
Metals & Mining 2.3%
Electronic Equipment,
Instruments & Components 2.3%
Electrical Equipment 2.1%
Trading Companies &
Distributors 1.8%
Containers & Packaging 1.8%
Specialty Retail 1.7%
Ground Transportation 1.6%
Other 18.0%
Investments Purchased with
Collateral from Securities
Lending 0.6%
Repurchase Agreements 1.3%
Other Assets & Liabilities, Net (0.5)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Hubbell Inc 2.1%
Arch Capital Group Ltd 2.1%
CenterPoint Energy Inc 2.1%
Ameren Corp 2.0%
Diamondback Energy Inc 1.9%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 8/01/95 (0.60)% (2.83)% 7.56% 9.91% 1.35% 1.22%
Class A at maximum Offering Price 8/01/95 (6.30)% (8.41)% 6.29% 9.27% — —
Russell 2000® Growth Index — (0.29)% 0.72% 4.00% 8.44% — —
Lipper Small-Cap Growth Funds
Classification Average — 0.88% (2.43)% 6.50% 9.28% — —
Class I 8/01/95 (0.46)% (2.60)% 7.82% 10.18% 1.10% 0.97%
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 (0.41)% (2.46)% 8.04% 11.32% 0.95% 0.82%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
(continued)
Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 98 .4%
Repurchase Agreements 1 .8%
Other Assets & Liabilities, Net (0.2)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 10.8%
Health Care Equipment &
Supplies 8.6%
Oil, Gas & Consumable Fuels 7.9%
Semiconductors &
Semiconductor Equipment 7.4%
Health Care Providers & Services 7.2%
Hotels, Restaurants & Leisure 5.3%
Biotechnology 4.6%
Machinery 4.2%
Commercial Services & Supplies 3.9%
Equity Real Estate Investment
Trusts (REITs) 2.7%
Insurance 2.4%
Electrical Equipment 2.4%
Pharmaceuticals 2.0%
Personal Care Products 1.9%
Health Care Technology 1.9%
Broadline Retail 1.7%
Ground Transportation 1.7%
Building Products 1.6%
Capital Markets 1.6%
Other 18.6%
Repurchase Agreements 1.8%
Other Assets & Liabilities, Net (0.2)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Casella Waste Systems Inc,
Class A 2.1%
Lantheus Holdings Inc 2.1%
Matador Resources Co 2.0%
Inspire Medical Systems Inc 2.0%
Silicon Laboratories Inc 1.9%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 5/06/92 (1.46)% (1.58)% 5.93% 8.65% 1.40% 1.24%
Class A at maximum Offering Price 5/06/92 (7.14)% (7.25)% 4.69% 8.02% — —
Russell 2000® Index — (3.45)% (3.65)% 4.15% 7.88% — —
Lipper Small-Cap Core Funds
Classification Average — (0.68)% (2.18)% 4.99% 7.80% — —
Class I 5/06/92 (1.31)% (1.31)% 6.19% 8.92% 1.15% 0.99%
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 2/28/18 (1.26)% (1.26)% 6.32% 6.49% 1.02% 0.86%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
(continued)
Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 98.1%
Exchange-Traded Funds 1.4%
Investments Purchased with
Collateral from Securities
Lending 2.4%
Repurchase Agreements 0.9%
Other Assets & Liabilities, Net (2.8)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Health Care Providers & Services 8.6%
Oil, Gas & Consumable Fuels 7.5%
Banks 5.9%
Software 5.8%
Construction & Engineering 4.6%
Semiconductors &
Semiconductor Equipment 4.4%
Machinery 4.2%
Health Care Equipment &
Supplies 4.1%
Equity Real Estate Investment
Trusts (REITs) 3.8%
Hotels, Restaurants & Leisure 3.1%
Beverages 3.0%
Biotechnology 2.9%
Capital Markets 2.9%
Professional Services 2.4%
Personal Care Products 2.3%
Pharmaceuticals 1.8%
Multi-Utilities 1.8%
Broadline Retail 1.7%
Marine Transportation 1.6%
Building Products 1.6%
Specialty Retail 1.6%
Containers & Packaging 1.6%
Insurance 1.5%
Aerospace & Defense 1.5%
Other 19.3%
Investments Purchased with
Collateral from Securities
Lending 2.4%
Repurchase Agreements 0.9%
Other Assets & Liabilities, Net (2.8)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
BellRing Brands Inc 2.3%
Northern Oil and Gas Inc 2.1%
Matador Resources Co 1.8%
Tenet Healthcare Corp 1.8%
Black Hills Corp 1.8%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 8/01/94 (6.72)% (6.65)% 0.88% 6.50% 1.25% 1.20%
Class A at maximum Offering Price 8/01/94 (12.09)% (12.03)% (0.31)% 5.87% — —
Russell 2000® Value Index — (6.72)% (7.99)% 3.66% 6.96% — —
Lipper Small-Cap Value Funds
Classification Average — (2.63)% (3.33)% 5.05% 7.11% — —
Class C at NAV 2/01/99 (7.07)% (7.33)% 0.12% 5.87% 2.00% 1.95%
Class C at maximum Offering Price 2/01/99 (8.00)% (7.33)% 0.12% 5.87% — —
Class I 8/01/94 (6.63)% (6.42)% 1.13% 6.77% 1.00% 0.95%
Total Returns as of
April 30, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 (6.55)% (6.24)% 1.31% 4.62% 0.86% 0.81%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
(continued)
Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99.2%
Repurchase Agreements 1.2%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 12.4%
Oil, Gas & Consumable Fuels 5.9%
Equity Real Estate Investment
Trusts (REITs) 5.8%
Chemicals 3.9%
Health Care Providers & Services 3.3%
Gas Utilities 3.2%
Biotechnology 2.8%
Software 2.7%
Capital Markets 2.6%
Hotels, Restaurants & Leisure 2.5%
Leisure Products 2.4%
Insurance 2.4%
Household Durables 2.2%
Commercial Services & Supplies 2.0%
Multi-Utilities 1.9%
Machinery 1.9%
Financial Services 1.9%
Construction & Engineering 1.8%
Electrical Equipment 1.8%
Pharmaceuticals 1.7%
Electronic Equipment,
Instruments & Components 1.7%
Trading Companies &
Distributors 1.6%
Specialty Retail 1.6%
Electric Utilities 1.6%
Consumer Finance 1.6%
Mortgage Real Estate
Investment Trusts (REITs) 1.6%
Communications Equipment 1.5%
Real Estate Management &
Development 1.5%
Ground Transportation 1.5%
Other 19.9%
Repurchase Agreements 1.2%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Radian Group Inc 1.9%
Hillenbrand Inc 1.9%
Black Hills Corp 1.9%
nVent Electric PLC 1.8%
EMCOR Group Inc 1.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2023.
The beginning of the period is November 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,006.74 $ 1,003.55 $ 1,008.69 $ 1,008.10
Expenses Incurred During the Period $ 4.78 $ 8.49 $ 3.04 $ 3.54
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.03 $ 1,016.31 $ 1,021.77 $ 1,021.27
Expenses Incurred During the Period $ 4.81 $ 8.55 $ 3.06 $ 3.56
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.61% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Large Cap Select Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,070.47 $ 1,066.56 $ 1,071.51
Expenses Incurred During the Period $ 5.39 $ 9.22 $ 4.11
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.59 $ 1,015.87 $ 1,020.83
Expenses Incurred During the Period $ 5.26 $ 9.00 $ 4.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.05%, 1.80% and 0.80% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Mid Cap Growth Opportunities Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,059.19 $ 1,061.60 $ 1,060.84
Expenses Incurred During the Period $ 5.97 $ 4.14 $ 4.65
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.99 $ 1,020.78 $ 1,020.28
Expenses Incurred During the Period $ 5.86 $ 4.06 $ 4.56
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.17%, 0.82% and 0.91% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Mid Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,009.79 $ 1,006.26 $ 1,011.79 $ 1,011.06
Expenses Incurred During the Period $ 5.78 $ 9.50 $ 3.84 $ 4.49
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.04 $ 1,015.32 $ 1,020.98 $ 1,020.33
Expenses Incurred During the Period $ 5.81 $ 9.54 $ 3.86 $ 4.51
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.15%, 1.91%, 0.77% and 0.91% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Small Cap Growth Opportunities Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 994.01 $ 995.88 $ 995.44
Expenses Incurred During the Period $ 6.08 $ 4.11 $ 4.85
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.70 $ 1,020.68 $ 1,019.93
Expenses Incurred During the Period $ 6.16 $ 4.16 $ 4.91
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.23%, 0.82% and 0.98% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Small Cap Select Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 985.44 $ 987.36 $ 986.90
Expenses Incurred During the Period $ 6.10 $ 4.29 $ 4.88
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.65 $ 1,020.48 $ 1,019.89
Expenses Incurred During the Period $ 6.21 $ 4.36 $ 4.96
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.24%, 0.87% and 0.99% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Small Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 932.75 $ 929.27 $ 934.53 $ 933.74
Expenses Incurred During the Period $ 5.80 $ 9.38 $ 3.84 $ 4.60
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.79 $ 1,015.08 $ 1,020.83 $ 1,020.03
Expenses Incurred During the Period $ 6.06 $ 9.79 $ 4.01 $ 4.81
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.21%, 1.96%, 0.80% and 0.96% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Large Cap Select Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.3%
X 33,869,296 COMMON STOCKS - 99.3%
X 33,869,296
Aerospace & Defense - 1.0%
2,031 Curtiss-Wright Corp $ 344,925
Total Aerospace & Defense 344,925
Banks - 1.4%
12,267 Wells Fargo & Co 487,613
Total Banks 487,613
Beverages - 1.0%
5,302 Coca-Cola Co/The 340,123
Total Beverages 340,123
Biotechnology - 3.8%
1,201 Biogen Inc (2) 365,380
6,811 Gilead Sciences Inc 559,932
1,576 United Therapeutics Corp (2) 362,685
Total Biotechnology 1,287,997
Broadline Retail - 2.8%
9,149 Amazon.com Inc (2) 964,762
Total Broadline Retail 964,762
Building Products - 0.9%
4,957 Johnson Controls International plc 296,627
Total Building Products 296,627
Capital Markets - 5.1%
1,437 Ameriprise Financial Inc 438,458
10,092 Charles Schwab Corp 527,206
1,605 LPL Financial Holdings Inc 335,188
1,190 S&P Global Inc 431,470
Total Capital Markets 1,732,322
Chemicals - 1.9%
6,778 Corteva Inc 414,272
3,210 DuPont de Nemours Inc 223,801
Total Chemicals 638,073
Communications Equipment - 0.9%
6,544 Ciena Corp (2) 301,286
Total Communications Equipment 301,286
Consumer Staples Distribution & Retail - 2.2%
1,776 Dollar General Corp 393,313
5,594 Performance Food Group Co (2) 350,688
Total Consumer Staples Distribution & Retail 744,001
Containers & Packaging - 0.8%
5,441 Sealed Air Corp 261,114
Total Containers & Packaging 261,114

Shares Description (1) Value
Diversified Telecommunication Services - 1.8%
35,463 AT&T Inc $ 626,631
Total Diversified Telecommunication Services 626,631
Electric Utilities - 2.8%
3,428 American Electric Power Co Inc 316,816
8,504 NextEra Energy Inc 651,661
Total Electric Utilities 968,477
Electrical Equipment - 3.3%
2,798 AMETEK Inc 385,928
2,210 Eaton Corp PLC 369,335
8,628 nVent Electric PLC 361,772
Total Electrical Equipment 1,117,035
Entertainment - 1.3%
4,300 Walt Disney Co/The (2) 440,750
Total Entertainment 440,750
Financial Services - 8.5%
8,591 Fidelity National Information Services Inc 504,464
6,881 Fiserv Inc (2) 840,308
2,035 FleetCor Technologies Inc (2) 435,327
2,910 Mastercard Inc 1,105,887
Total Financial Services 2,885,986
Food Products - 1.5%
13,219 Kraft Heinz Co/The 519,110
Total Food Products 519,110
Health Care Equipment & Supplies - 3.2%
5,651 Abbott Laboratories 624,266
10,130 Baxter International Inc 482,998
Total Health Care Equipment & Supplies 1,107,264
Health Care Providers & Services - 6.0%
6,042 Cardinal Health Inc 496,048
6,441 Centene Corp (2) 443,978
1,107 Elevance Health Inc 518,796
1,114 Humana Inc 590,966
Total Health Care Providers & Services 2,049,788
Hotels, Restaurants & Leisure - 2.5%
1,057 Domino's Pizza Inc 335,566
2,578 Expedia Group Inc (2) 242,229
6,310 MGM Resorts International 283,445
Total Hotels, Restaurants & Leisure 861,240
Household Durables - 0.9%
23,871 Newell Brands Inc 290,033
Total Household Durables 290,033
Industrial REITs - 1.6%
4,248 Prologis Inc 532,062
Total Industrial REITs 532,062

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Insurance - 1.7%
6,866 American International Group Inc $ 364,173
993 Willis Towers Watson PLC 229,979
Total Insurance 594,152
Interactive Media & Services - 5.2%
6,150 Alphabet Inc, Class C (2) 665,553
4,600 Meta Platforms Inc (2) 1,105,472
Total Interactive Media & Services 1,771,025
Machinery - 3.0%
1,788 Dover Corp 261,334
1,341 Parker-Hannifin Corp 435,664
3,410 Westinghouse Air Brake Technologies Corp 333,055
Total Machinery 1,030,053
Oil, Gas & Consumable Fuels - 4.8%
6,230 ConocoPhillips 641,005
1,156 EOG Resources Inc 138,107
2,841 Pioneer Natural Resources Co 618,060
2,124 Valero Energy Corp 243,559
Total Oil, Gas & Consumable Fuels 1,640,731
Pharmaceuticals - 2.9%
6,391 AstraZeneca PLC, Sponsored ADR 467,949
9,656 Sanofi, ADR 518,044
Total Pharmaceuticals 985,993
Semiconductors & Semiconductor Equipment - 6.3%
2,322 Advanced Micro Devices Inc (2) 207,517
999 Broadcom Inc 625,874
2,982 NVIDIA Corp 827,475
2,625 QUALCOMM Inc 306,600
2,040 Taiwan Semiconductor Manufacturing Co Ltd,
Sponsored ADR
171,972
Total Semiconductors & Semiconductor Equipment 2,139,438
Software - 13.2%
2,476 Crowdstrike Holdings Inc, Class A (2) 297,244
8,695 Microsoft Corp 2,671,625
5,526 Oracle Corp 523,423
3,061 Salesforce Inc (2) 607,210
911 ServiceNow Inc (2) 418,531
Total Software 4,518,033
Specialized REITs - 1.1%
1,405 SBA Communications Corp 366,551
Total Specialized REITs 366,551
Technology Hardware, Storage & Peripherals - 3.3%
4,867 Apple Inc 825,833
21,408 Hewlett Packard Enterprise Co 306,562
Total Technology Hardware, Storage & Peripherals 1,132,395
Tobacco - 1.9%
6,455 Philip Morris International Inc 645,306
Total Tobacco 645,306

Shares Description (1) Value
Trading Companies & Distributors - 0.7%
1,725 WESCO International Inc $ 248,400
Total Trading Companies & Distributors 248,400
Total Long-Term Investments (cost $29,259,294) 33,869,296
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.3%
X 113,653 REPURCHASE AGREEMENTS - 0.3%
X 113,653
$ 114 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$113,667, collateralized $126,800, U.S. Treasury Note,
0.75%, due 5/31/26, value $115,951
1.440% 5/01/23 $ 113,653
Total Repurchase Agreements (cost $113,653) 113,653
Total Short-Term Investments (cost $113,653) 113,653
Total Investments (cost $29,372,947 ) - 99.6% 33,982,949
Other Assets & Liabilities, Net -   0.4% 123,249
Net Assets - 100% $ 34,106,198
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X 188,878,715 COMMON STOCKS - 98.6%
X 188,878,715
Aerospace & Defense - 3.6%
12,808 Axon Enterprise Inc (2) $ 2,698,774
15,319 HEICO Corp, Class A 2,056,269
169,883 Kratos Defense & Security Solutions Inc (2) 2,191,491
Total Aerospace & Defense 6,946,534
Beverages - 1.5%
51,665 Monster Beverage Corp (2) 2,893,240
Total Beverages 2,893,240
Biotechnology - 4.8%
9,549 Alnylam Pharmaceuticals Inc (2) 1,902,161
4,135 Argenx SE, ADR (2) 1,603,884
8,728 BioMarin Pharmaceutical Inc (2) 838,237
14,666 Sarepta Therapeutics Inc (2) 1,800,545
13,529 United Therapeutics Corp (2) 3,113,428
Total Biotechnology 9,258,255
Building Products - 2.5%
110,960 AZEK Co Inc/The (2) 3,011,454
42,862 Carrier Global Corp 1,792,489
Total Building Products 4,803,943
Capital Markets - 2.0%
7,893 MSCI Inc 3,807,978
Total Capital Markets 3,807,978
Chemicals - 1.9%
41,497 Avient Corp 1,598,049
95,075 Livent Corp (2) 2,077,389
Total Chemicals 3,675,438
Commercial Services & Supplies - 2.9%
82,026 GFL Environmental Inc 2,977,544
18,890 Tetra Tech Inc 2,613,809
Total Commercial Services & Supplies 5,591,353
Communications Equipment - 1.1%
45,198 Ciena Corp (2) 2,080,916
Total Communications Equipment 2,080,916
Construction & Engineering - 2.8%
27,881 MasTec Inc (2) 2,476,112
17,327 Quanta Services Inc 2,939,352
Total Construction & Engineering 5,415,464
Construction Materials - 1.5%
15,895 Vulcan Materials Co 2,783,533
Total Construction Materials 2,783,533
Consumer Finance - 1.9%
36,111 FirstCash Holdings Inc 3,720,516
Total Consumer Finance 3,720,516

Shares Description (1) Value
Consumer Staples Distribution & Retail - 1.1%
27,203 BJ's Wholesale Club Holdings Inc (2) $ 2,077,493
Total Consumer Staples Distribution & Retail 2,077,493
Electronic Equipment, Instruments & Components - 1.1%
45,277 Cognex Corp 2,159,260
Total Electronic Equipment, Instruments & Components 2,159,260
Entertainment - 2.7%
25,348 Take-Two Interactive Software Inc (2) 3,150,503
19,132 World Wrestling Entertainment Inc, Class A 2,050,376
Total Entertainment 5,200,879
Equity Real Estate Investment Trusts (REITs) - 1.1%
14,436 Extra Space Storage Inc 2,194,850
Total Equity Real Estate Investment Trusts (REITs) 2,194,850
Food Products - 1.7%
12,190 Hershey Co/The 3,328,601
Total Food Products 3,328,601
Ground Transportation - 1.5%
49,852 Knight-Swift Transportation Holdings Inc 2,807,665
Total Ground Transportation 2,807,665
Health Care Equipment & Supplies - 10.6%
6,440 Align Technology Inc (2) 2,094,932
45,693 Dexcom Inc (2) 5,544,389
15,522 Insulet Corp (2) 4,936,617
37,536 Lantheus Holdings Inc (2) 3,207,451
7,208 Novocure Ltd (2) 475,007
13,963 Penumbra Inc (2) 3,967,168
Total Health Care Equipment & Supplies 20,225,564
Health Care Technology - 2.2%
22,958 Veeva Systems Inc, Class A (2) 4,111,319
Total Health Care Technology 4,111,319
Hotels, Restaurants & Leisure - 5.0%
47,526 Caesars Entertainment Inc (2) 2,152,453
9,599 Darden Restaurants Inc 1,458,376
8,858 Domino's Pizza Inc 2,812,149
37,846 Planet Fitness Inc (2) 3,146,516
Total Hotels, Restaurants & Leisure 9,569,494
Insurance - 1.3%
6,501 Everest Re Group Ltd 2,457,378
Total Insurance 2,457,378
IT Services - 3.7%
11,489 Gartner Inc (2) 3,474,963
9,338 MongoDB Inc (2) 2,240,747
24,553 Twilio Inc, Class A (2) 1,291,733
Total IT Services 7,007,443
Leisure Products - 1.2%
107,402 Topgolf Callaway Brands Corp (2) 2,381,102
Total Leisure Products 2,381,102

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Life Sciences Tools & Services - 2.2%
33,320 Bio-Techne Corp $ 2,661,602
10,478 Repligen Corp (2) 1,588,779
Total Life Sciences Tools & Services 4,250,381
Machinery - 1.5%
43,737 Donaldson Co Inc 2,779,486
Total Machinery 2,779,486
Media - 1.5%
44,536 Trade Desk Inc/The, Class A (2) 2,865,446
Total Media 2,865,446
Oil, Gas & Consumable Fuels - 5.0%
18,562 Cheniere Energy Inc 2,839,986
26,291 Diamondback Energy Inc 3,738,580
289,282 Permian Resources Corp 3,022,997
Total Oil, Gas & Consumable Fuels 9,601,563
Pharmaceuticals - 0.4%
28,695 Amylyx Pharmaceuticals Inc (2) 814,938
Total Pharmaceuticals 814,938
Professional Services - 2.5%
24,262 Verisk Analytics Inc 4,709,497
Total Professional Services 4,709,497
Semiconductors & Semiconductor Equipment - 5.2%
25,980 GLOBALFOUNDRIES Inc (2),(3) 1,527,624
24,589 Impinj Inc (2) 2,173,913
41,168 Microchip Technology Inc 3,004,852
7,214 Monolithic Power Systems Inc 3,332,652
Total Semiconductors & Semiconductor Equipment 10,039,041
Software - 11.9%
28,135 Crowdstrike Holdings Inc, Class A (2) 3,377,607
15,420 CyberArk Software Ltd (2) 1,921,332
42,129 Five9 Inc (2) 2,731,644
10,511 Palo Alto Networks Inc (2) 1,917,837
38,758 Sprout Social Inc, Class A (2) 1,909,219
16,567 Synopsys Inc (2) 6,151,657
8,297 Tyler Technologies Inc (2) 3,144,812
17,515 Zscaler Inc (2) 1,578,102
Total Software 22,732,210
Specialty Retail - 6.3%
66,640 Chewy Inc, Class A (2),(3) 2,066,506
9,635 Five Below Inc (2) 1,901,564
3,963 O'Reilly Automotive Inc (2) 3,635,300
20,085 Ross Stores Inc 2,143,672
4,081 Ulta Beauty Inc (2) 2,250,386
Total Specialty Retail 11,997,428

Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 2.4%
4,806 Deckers Outdoor Corp (2) $ 2,303,708
6,019 Lululemon Athletica Inc (2) 2,286,799
Total Textiles, Apparel & Luxury Goods 4,590,507
Total Long-Term Investments (cost $173,366,585) 188,878,715
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.0%
X 3,801,223 MONEY MARKET FUNDS - 2.0%
X 3,801,223
3,801,223 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 3,801,223
Total Investments Purchased with Collateral from Securities Lending (cost $3,801,223) 3,801,223
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
3,264,270 REPURCHASE AGREEMENTS - 1.7%
3,264,270
$ 3,264 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$3,264,662, collateralized $3,641,100, U.S. Treasury
Note, 0.75%, due 5/31/26, value $3,329,557
1.440% 5/01/23 $ 3,264,270
Total Repurchase Agreements (cost $3,264,270) 3,264,270
Total Short-Term Investments (cost $3,264,270) 3,264,270
Total Investments (cost $180,432,078 ) - 102.3% 195,944,208
Other Assets & Liabilities, Net -   (2.3)% (4,349,371)
Net Assets - 100% $ 191,594,837
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,573,447.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen Mid Cap Value Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.7%
X 449,441,790 COMMON STOCKS - 98.7%
X 449,441,790
Aerospace & Defense - 1.0%
22,631 L3Harris Technologies Inc $ 4,416,440
Total Aerospace & Defense 4,416,440
Banks - 2.6%
61,569 East West Bancorp Inc 3,182,502
175,319 Fifth Third Bancorp 4,593,358
107,653 Hancock Whitney Corp 3,931,487
Total Banks 11,707,347
Biotechnology - 2.5%
17,268 Biogen Inc (2) 5,253,444
26,972 United Therapeutics Corp (2) 6,207,066
Total Biotechnology 11,460,510
Building Products - 4.2%
20,806 Carlisle Cos Inc 4,490,975
168,418 Carrier Global Corp 7,043,241
69,093 Owens Corning 7,379,823
Total Building Products 18,914,039
Capital Markets - 3.6%
27,422 Ameriprise Financial Inc 8,367,000
88,928 Raymond James Financial Inc 8,050,652
Total Capital Markets 16,417,652
Chemicals - 2.9%
101,885 DuPont de Nemours Inc 7,103,422
54,010 Westlake Corp 6,145,258
Total Chemicals 13,248,680
Communications Equipment - 1.6%
158,229 Ciena Corp (2) 7,284,863
Total Communications Equipment 7,284,863
Construction Materials - 0.8%
130,216 Summit Materials Inc, Class A (2) 3,569,221
Total Construction Materials 3,569,221
Consumer Finance - 1.1%
133,488 OneMain Holdings Inc 5,121,935
Total Consumer Finance 5,121,935
Consumer Staples Distribution & Retail - 2.6%
18,492 Dollar General Corp 4,095,238
200,885 US Foods Holding Corp (2) 7,713,984
Total Consumer Staples Distribution & Retail 11,809,222
Containers & Packaging - 1.8%
333,074 Graphic Packaging Holding Co 8,213,605
Total Containers & Packaging 8,213,605

Shares Description (1) Value
Electric Utilities - 4.9%
127,374 Alliant Energy Corp $ 7,023,403
71,948 American Electric Power Co Inc 6,649,434
120,985 Xcel Energy Inc 8,458,061
Total Electric Utilities 22,130,898
Electrical Equipment - 2.1%
36,083 Hubbell Inc 9,717,874
Total Electrical Equipment 9,717,874
Electronic Equipment, Instruments & Components - 2.3%
104,939 Avnet Inc 4,329,783
66,869 TD SYNNEX Corp 5,954,016
Total Electronic Equipment, Instruments & Components 10,283,799
Energy Equipment & Services - 1.0%
151,657 Baker Hughes Co 4,434,451
Total Energy Equipment & Services 4,434,451
Entertainment - 1.3%
48,635 Take-Two Interactive Software Inc (2) 6,044,844
Total Entertainment 6,044,844
Equity Real Estate Investment Trusts (REITs) - 5.4%
165,044 EPR Properties 6,925,246
145,363 National Storage Affiliates Trust 5,603,744
103,926 Regency Centers Corp 6,384,174
169,693 STAG Industrial Inc 5,747,502
Total Equity Real Estate Investment Trusts (REITs) 24,660,666
Financial Services - 2.8%
205,265 Radian Group Inc 4,981,782
101,299 Voya Financial Inc 7,747,347
Total Financial Services 12,729,129
Ground Transportation - 1.6%
67,825 TFI International Inc 7,311,535
Total Ground Transportation 7,311,535
Health Care Equipment & Supplies - 2.4%
138,504 Envista Holdings Corp (2) 5,331,019
41,806 Zimmer Biomet Holdings Inc 5,787,623
Total Health Care Equipment & Supplies 11,118,642
Health Care Providers & Services - 2.5%
59,290 Centene Corp (2) 4,086,859
225,665 Option Care Health Inc (2) 7,255,130
Total Health Care Providers & Services 11,341,989
Hotel & Resort REITs - 1.2%
360,097 Apple Hospitality REIT Inc 5,361,844
Total Hotel & Resort REITs 5,361,844
Hotels, Restaurants & Leisure - 2.5%
40,037 Darden Restaurants Inc 6,082,821
140,344 Travel + Leisure Co 5,370,965
Total Hotels, Restaurants & Leisure 11,453,786

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Household Durables - 1.3%
52,524 DR Horton Inc $ 5,768,186
Total Household Durables 5,768,186
Insurance - 5.2%
128,614 Arch Capital Group Ltd (2) 9,655,053
18,245 Everest Re Group Ltd 6,896,610
50,583 Reinsurance Group of America Inc 7,198,973
Total Insurance 23,750,636
IT Services - 1.3%
26,608 VeriSign Inc (2) 5,901,654
Total IT Services 5,901,654
Leisure Products - 1.6%
84,022 Brunswick Corp/DE 7,124,225
Total Leisure Products 7,124,225
Machinery - 6.4%
48,668 AGCO Corp 6,031,912
64,386 Crane Co (2) 4,640,299
64,386 Crane NXT Co 3,049,321
95,955 PACCAR Inc 7,166,879
25,627 Parker-Hannifin Corp 8,325,700
Total Machinery 29,214,111
Metals & Mining - 2.3%
138,079 Alcoa Corp 5,128,254
22,063 Reliance Steel & Aluminum Co 5,467,211
Total Metals & Mining 10,595,465
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
227,930 Starwood Property Trust Inc 4,077,668
Total Mortgage Real Estate Investment Trusts (REITs) 4,077,668
Multi-Utilities - 4.1%
103,437 Ameren Corp 9,202,790
314,663 CenterPoint Energy Inc 9,587,782
Total Multi-Utilities 18,790,572
Oil, Gas & Consumable Fuels - 6.1%
61,760 Diamondback Energy Inc 8,782,272
176,334 EQT Corp 6,143,476
570,786 Permian Resources Corp 5,964,714
220,489 Williams Cos Inc/The 6,671,997
Total Oil, Gas & Consumable Fuels 27,562,459
Pharmaceuticals - 1.3%
43,526 Jazz Pharmaceuticals PLC (2) 6,114,097
Total Pharmaceuticals 6,114,097
Residential REITs - 3.0%
39,130 AvalonBay Communities Inc 7,057,878
197,342 Invitation Homes Inc 6,585,303
Total Residential REITs 13,643,181

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 1.5%
108,434 Marvell Technology Inc $ 4,280,974
55,714 Wolfspeed Inc (2),(3) 2,593,487
Total Semiconductors & Semiconductor Equipment 6,874,461
Software - 3.3%
36,973 Check Point Software Technologies Ltd (2) 4,708,881
15,157 Roper Technologies Inc 6,893,100
9,393 Synopsys Inc (2) 3,487,809
Total Software 15,089,790
Specialized REITs - 1.2%
188,122 Weyerhaeuser Co 5,626,729
Total Specialized REITs 5,626,729
Specialty Retail - 1.7%
23,467 Advance Auto Parts Inc 2,945,812
37,791 AutoNation Inc (2) 4,977,075
Total Specialty Retail 7,922,887
Textiles, Apparel & Luxury Goods - 1.0%
37,486 Ralph Lauren Corp 4,303,018
Total Textiles, Apparel & Luxury Goods 4,303,018
Trading Companies & Distributors - 1.8%
57,845 WESCO International Inc 8,329,680
Total Trading Companies & Distributors 8,329,680
Total Long-Term Investments (cost $387,972,341) 449,441,790
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
X 2,592,762 MONEY MARKET FUNDS - 0.5%
X 2,592,762
2,592,762 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 2,592,762
Total Investments Purchased with Collateral from Securities Lending (cost $2,592,762) 2,592,762
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.3%
5,878,480 REPURCHASE AGREEMENTS - 1.3%
5,878,480
$ 5,878 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$5,879,185, collateralized $6,557,100, U.S. Treasury
Note, 0.75%, due 5/31/26, value $5,996,056
1.440% 5/01/23 $ 5,878,480
Total Repurchase Agreements (cost $5,878,480) 5,878,480
Total Short-Term Investments (cost $5,878,480) 5,878,480
Total Investments (cost $396,443,583 ) - 100.5% 457,913,032
Other Assets & Liabilities, Net -   (0.5)% (2,478,576)
Net Assets - 100% $ 455,434,456
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,567,512.

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.4%
X 193,034,833 COMMON STOCKS - 98.4%
X 193,034,833
Aerospace & Defense - 1.5%
220,206 Kratos Defense & Security Solutions Inc (2) $ 2,840,657
Total Aerospace & Defense 2,840,657
Automobile Components - 0.8%
27,781 Gentherm Inc (2) 1,657,137
Total Automobile Components 1,657,137
Banks - 1.3%
37,249 Ameris Bancorp 1,247,841
28,925 Preferred Bank/Los Angeles CA 1,390,714
Total Banks 2,638,555
Beverages - 1.5%
29,640 MGP Ingredients Inc 2,924,875
Total Beverages 2,924,875
Biotechnology - 4.6%
16,376 Apellis Pharmaceuticals Inc (2) 1,366,250
34,789 Cytokinetics Inc (2) 1,301,109
57,456 Halozyme Therapeutics Inc (2) 1,846,061
17,010 Intellia Therapeutics Inc (2) 642,127
42,058 IVERIC bio Inc (2) 1,383,288
6,124 Karuna Therapeutics Inc (2) 1,215,246
6,796 Prometheus Biosciences Inc (2) 1,318,084
Total Biotechnology 9,072,165
Broadline Retail - 1.7%
51,630 Ollie's Bargain Outlet Holdings Inc (2) 3,368,857
Total Broadline Retail 3,368,857
Building Products - 1.6%
114,788 AZEK Co Inc/The (2) 3,115,346
Total Building Products 3,115,346
Capital Markets - 1.6%
27,308 Evercore Inc 3,115,024
Total Capital Markets 3,115,024
Chemicals - 1.5%
135,579 Livent Corp (2) 2,962,401
Total Chemicals 2,962,401
Commercial Services & Supplies - 3.9%
46,576 Casella Waste Systems Inc, Class A (2) 4,145,264
25,491 Tetra Tech Inc 3,527,190
Total Commercial Services & Supplies 7,672,454
Construction Materials - 1.2%
88,518 Summit Materials Inc, Class A (2) 2,426,278
Total Construction Materials 2,426,278

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Containers & Packaging - 0.9%
37,123 Silgan Holdings Inc $ 1,828,679
Total Containers & Packaging 1,828,679
Electrical Equipment - 2.4%
17,823 Atkore Inc (2) 2,251,580
143,068 Bloom Energy Corp, Class A (2) 2,382,082
Total Electrical Equipment 4,633,662
Entertainment - 0.8%
14,729 World Wrestling Entertainment Inc, Class A 1,578,507
Total Entertainment 1,578,507
Equity Real Estate Investment Trusts (REITs) - 2.7%
21,913 EastGroup Properties Inc 3,649,829
261,772 Summit Hotel Properties Inc 1,685,812
Total Equity Real Estate Investment Trusts (REITs) 5,335,641
Ground Transportation - 1.7%
10,853 Saia Inc (2) 3,231,698
Total Ground Transportation 3,231,698
Health Care Equipment & Supplies - 8.6%
47,119 AtriCure Inc (2) 2,072,765
55,276 Axonics Inc (2) 3,176,159
30,713 Establishment Labs Holdings Inc (2) 2,140,389
14,796 Inspire Medical Systems Inc (2) 3,959,853
48,025 Lantheus Holdings Inc (2) 4,103,736
35,282 Tandem Diabetes Care Inc (2) 1,396,462
Total Health Care Equipment & Supplies 16,849,364
Health Care Providers & Services - 7.2%
34,951 Addus HomeCare Corp (2) 2,856,895
46,370 Encompass Health Corp 2,974,635
29,532 Ensign Group Inc/The 2,867,262
54,560 HealthEquity Inc (2) 2,916,232
77,439 Progyny Inc (2) 2,574,072
Total Health Care Providers & Services 14,189,096
Health Care Technology - 1.9%
101,331 Evolent Health Inc, Class A (2) 3,689,462
Total Health Care Technology 3,689,462
Hotels, Restaurants & Leisure - 5.3%
184,514 Everi Holdings Inc (2) 2,804,613
38,624 Papa John's International Inc 2,888,689
34,161 Planet Fitness Inc (2) 2,840,146
17,578 Texas Roadhouse Inc 1,944,478
Total Hotels, Restaurants & Leisure 10,477,926
Insurance - 2.4%
9,592 Kinsale Capital Group Inc 3,133,802
30,812 Palomar Holdings Inc (2) 1,548,611
Total Insurance 4,682,413
IT Services - 1.3%
29,617 Maximus Inc 2,477,462
Total IT Services 2,477,462

Shares Description (1) Value
Leisure Products - 1.0%
91,694 Topgolf Callaway Brands Corp (2) $ 2,032,856
Total Leisure Products 2,032,856
Machinery - 4.2%
19,211 Chart Industries Inc (2) 2,556,984
31,171 ESCO Technologies Inc 2,916,671
44,509 SPX Technologies Inc (2) 2,834,333
Total Machinery 8,307,988
Media - 1.2%
253,867 Magnite Inc (2) 2,386,350
591,081 Videopropulsion Inc (2),(3) 591
Total Media 2,386,941
Oil, Gas & Consumable Fuels - 7.9%
83,255 Delek US Holdings Inc 1,810,796
81,112 Matador Resources Co 3,976,922
103,631 Northern Oil and Gas Inc 3,437,440
316,623 Permian Resources Corp 3,308,710
69,834 Ranger Oil Corp, Class A 2,877,161
Total Oil, Gas & Consumable Fuels 15,411,029
Personal Care Products - 1.9%
104,527 BellRing Brands Inc (2) 3,761,927
Total Personal Care Products 3,761,927
Pharmaceuticals - 2.0%
37,157 Amylyx Pharmaceuticals Inc (2) 1,055,259
27,772 Intra-Cellular Therapies Inc (2) 1,726,030
28,347 Ventyx Biosciences Inc (2) 1,065,847
Total Pharmaceuticals 3,847,136
Professional Services - 1.4%
23,641 ICF International Inc 2,695,074
Total Professional Services 2,695,074
Semiconductors & Semiconductor Equipment - 7.4%
70,554 Coherent Corp (2) 2,408,713
33,067 Impinj Inc (2) 2,923,453
34,100 Lattice Semiconductor Corp (2) 2,717,770
44,208 MACOM Technology Solutions Holdings Inc (2) 2,579,095
27,182 Silicon Laboratories Inc (2) 3,786,453
Total Semiconductors & Semiconductor Equipment 14,415,484
Software - 10.8%
31,719 Blackline Inc (2) 1,767,066
56,799 Braze Inc, Class A (2) 1,669,891
30,586 CommVault Systems Inc (2) 1,782,246
16,382 CyberArk Software Ltd (2) 2,041,197
41,916 Envestnet Inc (2) 2,656,636
163,896 PowerSchool Holdings Inc, Class A (2) 3,422,148
50,555 Sprout Social Inc, Class A (2) 2,490,339
88,122 Varonis Systems Inc (2) 2,040,906
35,647 Workiva Inc (2) 3,330,143
Total Software 21,200,572
Specialty Retail - 1.3%
35,399 Boot Barn Holdings Inc (2) 2,565,366
Total Specialty Retail 2,565,366

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 1.4%
77,889 Steven Madden Ltd $ 2,729,231
Total Textiles, Apparel & Luxury Goods 2,729,231
Trading Companies & Distributors - 1.5%
21,477 Applied Industrial Technologies Inc 2,913,570
Total Trading Companies & Distributors 2,913,570
Total Long-Term Investments (cost $172,073,519) 193,034,833
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.8%
X 3,468,644 REPURCHASE AGREEMENTS - 1.8%
X 3,468,644
$ 3,469 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$3,469,060, collateralized $3,869,100, U.S. Treasury
Note, 0.75%, due 5/31/26, value $3,538,049
1.440% 5/01/23 $ 3,468,644
Total Repurchase Agreements (cost $3,468,644) 3,468,644
Total Short-Term Investments (cost $3,468,644) 3,468,644
Total Investments (cost $ 175,542,163 ) - 100 .2% 196,503,477
Other Assets & Liabilities, Net -   (0.2)% (330,053)
Net Assets - 100% $ 196,173,424
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.
See accompanying notes to financial statements

Nuveen Small Cap Select Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.4%
X 100,604,167 COMMON STOCKS - 98.0%
X 100,604,167
Aerospace & Defense - 1.5%
121,678 Kratos Defense & Security Solutions Inc (2) $ 1,569,646
Total Aerospace & Defense 1,569,646
Automobile Components - 0.9%
60,304 Dana Inc 891,896
Total Automobile Components 891,896
Banks - 5.9%
25,055 Banner Corp 1,250,746
69,559 Home BancShares Inc/AR 1,514,299
15,770 Preferred Bank/Los Angeles CA 758,222
16,879 SouthState Corp 1,164,313
20,375 Wintrust Financial Corp 1,393,039
Total Banks 6,080,619
Beverages - 3.0%
14,804 MGP Ingredients Inc 1,460,858
103,746 Primo Water Corp 1,575,902
Total Beverages 3,036,760
Biotechnology - 2.9%
5,898 Apellis Pharmaceuticals Inc (2) 492,070
7,506 Cytokinetics Inc (2) 280,725
18,016 Halozyme Therapeutics Inc (2) 578,854
7,603 Intellia Therapeutics Inc (2) 287,013
14,758 IVERIC bio Inc (2) 485,391
1,832 Karuna Therapeutics Inc (2) 363,542
2,382 Prometheus Biosciences Inc (2) 461,989
Total Biotechnology 2,949,584
Broadline Retail - 1.7%
26,141 Ollie's Bargain Outlet Holdings Inc (2) 1,705,700
Total Broadline Retail 1,705,700
Building Products - 1.6%
18,174 Masonite International Corp (2) 1,661,285
Total Building Products 1,661,285
Capital Markets - 2.9%
13,359 Evercore Inc 1,523,861
10,406 Piper Sandler Cos 1,409,389
Total Capital Markets 2,933,250
Chemicals - 1.4%
36,535 Avient Corp 1,406,963
Total Chemicals 1,406,963
Construction & Engineering - 4.6%
24,990 Arcosa Inc 1,687,824
11,912 Comfort Systems USA Inc 1,780,725
9,408 MYR Group Inc (2) 1,204,130
Total Construction & Engineering 4,672,679

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Construction Materials - 1.3%
48,371 Summit Materials Inc, Class A (2) $ 1,325,849
Total Construction Materials 1,325,849
Consumer Finance - 1.2%
12,329 FirstCash Holdings Inc 1,270,257
Total Consumer Finance 1,270,257
Containers & Packaging - 1.6%
32,760 Silgan Holdings Inc 1,613,758
Total Containers & Packaging 1,613,758
Electrical Equipment - 1.2%
72,618 Bloom Energy Corp, Class A (2) 1,209,090
Total Electrical Equipment 1,209,090
Electronic Equipment, Instruments & Components - 1.3%
110,501 TTM Technologies Inc (2) 1,305,017
Total Electronic Equipment, Instruments & Components 1,305,017
Equity Real Estate Investment Trusts (REITs) - 3.8%
9,643 EastGroup Properties Inc 1,606,138
45,040 STAG Industrial Inc 1,525,505
127,258 Summit Hotel Properties Inc 819,541
Total Equity Real Estate Investment Trusts (REITs) 3,951,184
Gas Utilities - 1.3%
20,356 Spire Inc 1,378,712
Total Gas Utilities 1,378,712
Health Care Equipment & Supplies - 4.1%
27,829 AtriCure Inc (2) 1,224,198
22,424 Axonics Inc (2) 1,288,483
15,111 Establishment Labs Holdings Inc (2) 1,053,086
17,180 Tandem Diabetes Care Inc (2) 679,984
Total Health Care Equipment & Supplies 4,245,751
Health Care Providers & Services - 8.6%
24,329 Encompass Health Corp 1,560,705
27,783 HealthEquity Inc (2) 1,485,001
49,573 Option Care Health Inc (2) 1,593,772
33,423 Progyny Inc (2) 1,110,981
40,731 Select Medical Holdings Corp 1,242,296
24,891 Tenet Healthcare Corp (2) 1,825,008
Total Health Care Providers & Services 8,817,763
Hotels, Restaurants & Leisure - 3.1%
69,980 Everi Holdings Inc (2) 1,063,696
15,119 Papa John's International Inc 1,130,750
9,019 Texas Roadhouse Inc 997,682
Total Hotels, Restaurants & Leisure 3,192,128
Insurance - 1.5%
8,605 Primerica Inc 1,570,499
Total Insurance 1,570,499
Interactive Media & Services - 1.1%
15,542 Ziff Davis Inc (2) 1,136,742
Total Interactive Media & Services 1,136,742

Shares Description (1) Value
IT Services - 1.2%
14,819 Maximus Inc $ 1,239,609
Total IT Services 1,239,609
Leisure Products - 1.2%
57,426 Topgolf Callaway Brands Corp (2) 1,273,134
Total Leisure Products 1,273,134
Machinery - 4.2%
13,468 EnPro Industries Inc 1,269,628
16,729 ESCO Technologies Inc 1,565,333
22,736 SPX Technologies Inc (2) 1,447,828
Total Machinery 4,282,789
Marine Transportation - 1.6%
23,456 Kirby Corp (2) 1,685,079
Total Marine Transportation 1,685,079
Media - 1.2%
130,291 Magnite Inc (2) 1,224,735
Total Media 1,224,735
Metals & Mining - 1.0%
52,420 Lithium Americas Corp (2),(3) 1,047,352
Total Metals & Mining 1,047,352
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
99,506 Ladder Capital Corp 930,381
Total Mortgage Real Estate Investment Trusts (REITs) 930,381
Multi-Utilities - 1.8%
27,574 Black Hills Corp 1,800,306
Total Multi-Utilities 1,800,306
Oil, Gas & Consumable Fuels - 7.5%
49,853 Delek US Holdings Inc 1,084,303
37,344 Matador Resources Co 1,830,976
66,185 Northern Oil and Gas Inc 2,195,357
40,466 Peabody Energy Corp (2) 971,993
151,272 Permian Resources Corp 1,580,792
Total Oil, Gas & Consumable Fuels 7,663,421
Personal Care Products - 2.3%
65,943 BellRing Brands Inc (2) 2,373,290
Total Personal Care Products 2,373,290
Pharmaceuticals - 1.8%
9,900 Amylyx Pharmaceuticals Inc (2) 281,160
9,151 Intra-Cellular Therapies Inc (2) 568,735
7,164 Prestige Consumer Healthcare Inc (2) 440,801
14,761 Ventyx Biosciences Inc (2) 555,013
Total Pharmaceuticals 1,845,709
Professional Services - 2.4%
13,907 ASGN Inc (2) 995,602
12,792 ICF International Inc 1,458,288
Total Professional Services 2,453,890

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 4.3%
13,369 Impinj Inc (2) $ 1,181,953
13,760 Lattice Semiconductor Corp (2) 1,096,672
18,846 MACOM Technology Solutions Holdings Inc (2) 1,099,476
7,819 Silicon Laboratories Inc (2) 1,089,187
Total Semiconductors & Semiconductor Equipment 4,467,288
Software - 5.8%
20,781 CommVault Systems Inc (2) 1,210,909
7,129 CyberArk Software Ltd (2) 888,273
64,789 PowerSchool Holdings Inc, Class A (2) 1,352,794
22,464 Sprout Social Inc, Class A (2) 1,106,577
15,261 Workiva Inc (2) 1,425,683
Total Software 5,984,236
Specialty Retail - 1.6%
19,191 Academy Sports & Outdoors Inc 1,219,012
14,890 Children's Place Inc (2) 441,340
Total Specialty Retail 1,660,352
Textiles, Apparel & Luxury Goods - 1.4%
39,833 Steven Madden Ltd 1,395,748
Total Textiles, Apparel & Luxury Goods 1,395,748
Trading Companies & Distributors - 1.3%
9,964 Applied Industrial Technologies Inc 1,351,716
Total Trading Companies & Distributors 1,351,716
Total Common Stocks (cost $86,641,514) 100,604,167
Shares Description (1) Value
X 1,429,244 EXCHANGE-TRADED FUNDS - 1.4%
X 1,429,244
17,821 SPDR S&P Biotech ETF (2),(3) $ 1,429,244
Total Exchange-Traded Funds (cost $1,435,205) 1,429,244
Total Long-Term Investments (cost $88,076,719) 102,033,411
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.4%
2,481,931 MONEY MARKET FUNDS - 2.4%
X 2,481,931
2,481,931 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 2,481,931
Total Investments Purchased with Collateral from Securities Lending (cost $2,481,931) 2,481,931
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.0%
973,103 REPURCHASE AGREEMENTS - 1.0%
973,103
$ 973 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$973,220, collateralized $1,085,500, U.S. Treasury
Note 0.75%, due 5/31/26, value $992,622
1.440% 5/01/23 $ 973,103
Total Repurchase Agreements (cost $973,103) 973,103
Total Short-Term Investments (cost $973,103) 973,103
Total Investments (cost $91,531,753 ) - 102.8% 105,488,445
Other Assets & Liabilities, Net -   (2.8)% (2,867,683)
Net Assets - 100% $ 102,620,762

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,451,510.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Nuveen Small Cap Value Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.2%
X 491,228,985 COMMON STOCKS - 99.2%
X 491,228,985
Aerospace & Defense - 1.1%
128,884 Parsons Corp (2) $ 5,606,454
Total Aerospace & Defense 5,606,454
Air Freight & Logistics - 1.3%
308,131 Air Transport Services Group Inc (2) 6,258,141
Total Air Freight & Logistics 6,258,141
Automobile Components - 1.0%
349,222 Dana Inc 5,164,993
Total Automobile Components 5,164,993
Banks - 12.4%
157,116 Ameris Bancorp 5,263,386
157,685 Banner Corp 7,871,635
169,560 Cathay General Bancorp 5,403,877
266,394 ConnectOne Bancorp Inc 4,203,697
160,798 Eastern Bankshares Inc 1,873,297
213,337 First Interstate BancSystem Inc, Class A 5,459,294
226,083 First Merchants Corp 6,597,102
172,862 Heartland Financial USA Inc 5,628,387
352,682 OceanFirst Financial Corp 5,642,912
74,390 Pinnacle Financial Partners Inc 4,034,170
100,931 Preferred Bank/Los Angeles CA 4,852,762
66,412 Wintrust Financial Corp 4,540,588
Total Banks 61,371,107
Beverages - 1.4%
440,693 Primo Water Corp 6,694,127
Total Beverages 6,694,127
Biotechnology - 2.8%
187,990 Alkermes PLC (2) 5,367,115
282,356 Exelixis Inc (2) 5,167,115
14,826 United Therapeutics Corp (2) 3,411,907
Total Biotechnology 13,946,137
Broadline Retail - 1.1%
85,677 Ollie's Bargain Outlet Holdings Inc (2) 5,590,424
Total Broadline Retail 5,590,424
Building Products - 1.2%
335,516 Resideo Technologies Inc (2) 5,972,185
Total Building Products 5,972,185
Capital Markets - 2.6%
47,642 Piper Sandler Cos 6,452,633
108,022 Stifel Financial Corp 6,478,079
Total Capital Markets 12,930,712
Chemicals - 3.9%
44,108 Avient Corp 1,698,599
49,881 Cabot Corp 3,579,460
730,772 Ecovyst Inc (2) 8,294,262

Shares Description (1) Value
Chemicals (continued)
99,037 Minerals Technologies Inc $ 5,868,933
Total Chemicals 19,441,254
Commercial Services & Supplies - 2.0%
295,223 Deluxe Corp 4,472,628
162,934 SP Plus Corp (2) 5,567,455
Total Commercial Services & Supplies 10,040,083
Communications Equipment - 1.5%
278,396 ADTRAN Holdings Inc 2,538,972
354,779 Harmonic Inc (2) 4,998,836
Total Communications Equipment 7,537,808
Construction & Engineering - 1.8%
50,577 EMCOR Group Inc 8,648,667
Total Construction & Engineering 8,648,667
Construction Materials - 0.8%
134,484 Summit Materials Inc, Class A (2) 3,686,206
Total Construction Materials 3,686,206
Consumer Finance - 1.6%
208,218 OneMain Holdings Inc 7,989,325
Total Consumer Finance 7,989,325
Electric Utilities - 1.6%
111,398 Otter Tail Corp 8,015,086
Total Electric Utilities 8,015,086
Electrical Equipment - 1.8%
211,144 nVent Electric PLC 8,853,268
Total Electrical Equipment 8,853,268
Electronic Equipment, Instruments & Components - 1.7%
116,639 Avnet Inc 4,812,525
299,350 TTM Technologies Inc (2) 3,535,324
Total Electronic Equipment, Instruments & Components 8,347,849
Energy Equipment & Services - 1.4%
259,645 ChampionX Corp 7,031,187
Total Energy Equipment & Services 7,031,187
Equity Real Estate Investment Trusts (REITs) - 5.8%
133,094 EPR Properties 5,584,624
609,275 Global Medical REIT Inc 5,654,072
734,664 LXP Industrial Trust 6,905,842
534,577 RPT Realty 4,971,566
164,066 STAG Industrial Inc 5,556,915
Total Equity Real Estate Investment Trusts (REITs) 28,673,019
Financial Services - 1.9%
393,893 Radian Group Inc 9,559,783
Total Financial Services 9,559,783
Food Products - 1.0%
194,638 Hostess Brands Inc (2) 5,013,875
Total Food Products 5,013,875

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Gas Utilities - 3.2%
97,759 ONE Gas Inc $ 7,522,555
122,316 Spire Inc 8,284,463
Total Gas Utilities 15,807,018
Ground Transportation - 1.5%
280,339 Schneider National Inc, Class B 7,336,472
Total Ground Transportation 7,336,472
Health Care Equipment & Supplies - 1.2%
105,142 Enovis Corp (2) 6,124,521
Total Health Care Equipment & Supplies 6,124,521
Health Care Providers & Services - 3.3%
94,316 Acadia Healthcare Co Inc (2) 6,818,104
19,184 Encompass Health Corp 1,230,653
250,652 Option Care Health Inc (2) 8,058,462
Total Health Care Providers & Services 16,107,219
Hotel & Resort REITs - 1.0%
335,275 Apple Hospitality REIT Inc 4,992,245
Total Hotel & Resort REITs 4,992,245
Hotels, Restaurants & Leisure - 2.5%
77,232 Dine Brands Global Inc 5,014,674
55,264 Marriott Vacations Worldwide Corp 7,436,324
Total Hotels, Restaurants & Leisure 12,450,998
Household Durables - 2.2%
225,969 La-Z-Boy Inc 6,492,089
66,617 M/I Homes Inc (2) 4,505,974
Total Household Durables 10,998,063
Insurance - 2.4%
298,775 James River Group Holdings Ltd 5,817,149
33,258 Primerica Inc 6,069,918
Total Insurance 11,887,067
Interactive Media & Services - 0.6%
40,055 Ziff Davis Inc (2) 2,929,623
Total Interactive Media & Services 2,929,623
IT Services - 1.2%
70,095 Maximus Inc 5,863,447
Total IT Services 5,863,447
Leisure Products - 2.4%
43,111 Brunswick Corp/DE 3,655,381
358,610 Topgolf Callaway Brands Corp (2) 7,950,384
Total Leisure Products 11,605,765
Machinery - 1.9%
208,427 Hillenbrand Inc 9,508,440
Total Machinery 9,508,440
Media - 0.3%
134,516 Magnite Inc (2) 1,264,450
Total Media 1,264,450

Shares Description (1) Value
Metals & Mining - 1.2%
127,753 Commercial Metals Co $ 5,964,787
Total Metals & Mining 5,964,787
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
821,416 Ladder Capital Corp 7,680,240
Total Mortgage Real Estate Investment Trusts (REITs) 7,680,240
Multi-Utilities - 1.9%
144,611 Black Hills Corp 9,441,652
Total Multi-Utilities 9,441,652
Oil, Gas & Consumable Fuels - 5.9%
549,316 CNX Resources Corp (2) 8,530,877
126,786 Excelerate Energy Inc, Class A 2,725,899
196,334 Magnolia Oil & Gas Corp, Class A 4,146,574
197,850 Northern Oil and Gas Inc 6,562,685
704,244 Permian Resources Corp 7,359,350
Total Oil, Gas & Consumable Fuels 29,325,385
Pharmaceuticals - 1.7%
137,087 Prestige Consumer Healthcare Inc (2) 8,434,963
Total Pharmaceuticals 8,434,963
Professional Services - 1.4%
141,455 Korn Ferry 6,792,669
Total Professional Services 6,792,669
Real Estate Management & Development - 1.5%
454,265 Kennedy-Wilson Holdings Inc 7,622,567
Total Real Estate Management & Development 7,622,567
Residential REITs - 0.9%
81,557 Centerspace 4,598,184
Total Residential REITs 4,598,184
Semiconductors & Semiconductor Equipment - 0.8%
209,869 Veeco Instruments Inc (2) 3,865,787
Total Semiconductors & Semiconductor Equipment 3,865,787
Software - 2.7%
220,438 Cerence Inc (2) 5,632,191
217,442 Verint Systems Inc (2) 7,934,458
Total Software 13,566,649
Specialty Retail - 1.6%
34,884 Group 1 Automotive Inc 7,830,760
Total Specialty Retail 7,830,760
Technology Hardware, Storage & Peripherals - 1.0%
349,851 Stratasys Ltd (2) 5,023,860
Total Technology Hardware, Storage & Peripherals 5,023,860

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Trading Companies & Distributors - 1.6%
54,406 WESCO International Inc $ 7,834,464
Total Trading Companies & Distributors 7,834,464
Total Long-Term Investments (cost $446,200,301) 491,228,985
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
X 5,762,616 REPURCHASE AGREEMENTS - 1.2%
X 5,762,616
$ 5,763 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$5,763,307, collateralized $6,427,900, U.S. Treasury
Note 0.75%, due 5/31/26, value $5,877,911
1.440% 5/01/23 $ 5,762,616
Total Repurchase Agreements (cost $5,762,616) 5,762,616
Total Short-Term Investments (cost $5,762,616) 5,762,616
Total Investments (cost $451,962,917 ) - 100.4% 496,991,601
Other Assets & Liabilities, Net -   (0.4)% (1,963,652)
Net Assets - 100% $ 495,027,949
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements.

April 30, 2023 (Unaudited) Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 3,077,632,129 $ 33,869,296 $ 188,878,715 $ 449,441,790 $ 193,034,833
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – 3,801,223 2,592,762 –
Short-term investments, at value
◊
22,494,415 113,653 3,264,270 5,878,480 3,468,644
Cash 5,646 – – – –
Receivables:
Dividends 2,905,965 17,383 21,890 230,617 –
Interest 2,699 14 392 705 416
Investments sold 23,205,751 501,095 1,222,627 – 421,756
Reclaims 39,200 – – – –
Reimbursement from Adviser 592,746 4,767 38,891 83,694 38,183
Shares sold 4,323,673 3,838 27,166 700,485 59,952
Other assets 339,803 29,601 107,795 62,443 36,462
Total assets 3,131,542,027 34,539,647 197,362,969 458,990,976 197,060,246
LIABILITIES
Cash overdraft – – 144,336 – –
Payables:
Collateral from securities lending – – 3,801,223 2,592,762 –
Investments purchased - regular settlement 19,556,691 366,440 1,225,940 – 422,550
Shares redeemed 647,590 10,304 222,917 351,886 157,274
Accrued expenses:
Custodian fees 277,550 20,208 48,125 43,913 47,580
Management fees 1,530,188 9,048 126,193 233,880 103,912
Directors fees 295,523 371 73,749 18,513 3,302
Professional fees 17,261 9,221 13,830 16,390 13,156
Shareholder reporting expenses 49,287 7,328 16,536 32,958 52,444
Shareholder servicing agent fees 240,711 3,991 65,126 247,909 76,877
12b-1 distribution and service fees 84,171 5,866 29,113 17,162 8,179
Other 5,815 672 1,044 1,147 1,548
Total liabilities 22,704,787 433,449 5,768,132 3,556,520 886,822
Net assets $ 3,108,837,240 $ 34,106,198 $ 191,594,837 $ 455,434,456 $ 196,173,424
NET ASSETS CONSIST OF:
Paid-in capital $ 2,817,049,861 $ 28,622,227 $ 209,997,672 $ 380,392,988 $ 212,139,628
Total distributable earnings (loss) 291,787,379 5,483,971 (18,402,835) 75,041,468 (15,966,204)
Net assets 3,108,837,240 34,106,198 191,594,837 455,434,456 196,173,424
†
Long-term investments, cost $ 2,840,294,571 $ 29,259,294 $ 173,366,585 $ 387,972,341 $ 172,073,519
◊
Short-term investments, cost $ 22,494,415 $ 113,653 $ 3,264,270 $ 5,878,480 $ 3,468,644
‡ Includes securities loaned of $ — $ — $ 3,573,447 $ 2,567,512 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.

April 30, 2023 (Unaudited) Small Cap Select Small Cap Value
ASSETS
Long-term investments, at value
†‡
$ 102,033,411 $ 491,228,985
Investments purchased with collateral from securities lending, at value (cost approximates value) 2,481,931 –
Short-term investments, at value
◊
973,103 5,762,616
Receivables:
Dividends 5,517 113,065
Interest 117 692
Investments sold 207,296 10,444,384
Reclaims – 2,744
Reimbursement from Adviser 35,446 129,471
Shares sold 48,881 384,569
Other assets 54,651 93,824
Total assets 105,840,353 508,160,350
LIABILITIES
Payables:
Collateral from securities lending 2,481,931 –
Investments purchased - regular settlement 267,902 11,687,213
Shares redeemed 283,693 746,393
Accrued expenses:
Custodian fees 37,169 76,819
Management fees 48,299 286,821
Directors fees 21,536 53,655
Professional fees 10,796 19,497
Shareholder reporting expenses 15,946 58,303
Shareholder servicing agent fees 40,569 166,755
12b-1 distribution and service fees 10,938 35,504
Other 812 1,441
Total liabilities 3,219,591 13,132,401
Net assets $ 102,620,762 $ 495,027,949
NET ASSETS CONSIST OF:
Paid-in capital $ 97,161,795 $ 670,614,537
Total distributable earnings (loss) 5,458,967 (175,586,588)
Net assets 102,620,762 495,027,949
†
Long-term investments, cost $ 88,076,719 $ 446,200,301
◊
Short-term investments, cost $ 973,103 $ 5,762,616
‡ Includes securities loaned of $ 2,451,510 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
CLASS A:
Net assets $ 368,570,496 $ 23,911,655 $ 139,230,036 $ 63,401,690 $ 39,115,154
Shares outstanding 28,123,985 764,667 6,765,253 1,331,147 1,962,898
Net asset value ("NAV") per share $ 13.11 $ 31.27 $ 20.58 $ 47.63 $ 19.93
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 13.91 $ 33.18 $ 21.84 $ 50.54 $ 21.15
CLASS C:
Net assets $ 10,244,103 $ 1,271,868 $ 653 $ 5,059,295 $ (221)
Shares outstanding 801,070 45,754 — 114,755 —
NAV and offering price per share $ 12.79 $ 27.80 $ — $ 44.09 $ —
CLASS R6:
Net assets $ 2,424,024,114 $ — $ 3,153,924 $ 33,462,993 $ 664,418
Shares outstanding 180,187,093 — 97,358 695,845 24,976
NAV and offering price per share $ 13.45 $ — $ 32.40 $ 48.09 $ 26.60
CLASS I:
Net assets $ 305,998,527 $ 8,922,675 $ 49,210,224 $ 353,510,477 $ 156,394,073
Shares outstanding 22,969,617 281,589 1,559,435 7,376,800 5,964,886
NAV and offering price per share $ 13.32 $ 31.69 $ 31.56 $ 47.92 $ 26.22
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.

Small Cap Select Small Cap Value
CLASS A:
Net assets $ 52,381,897 $ 99,683,295
Shares outstanding 6,515,656 4,069,639
Net asset value ("NAV") per share $ 8.04 $ 24.49
Maximum sales charge 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 8.53 $ 25.98
CLASS C:
Net assets $ (905) $ 17,302,084
Shares outstanding — 848,692
NAV and offering price per share $ — $ 20.39
CLASS R6:
Net assets $ 3,203,226 $ 139,774,440
Shares outstanding 276,280 5,465,418
NAV and offering price per share $ 11.59 $ 25.57
CLASS I:
Net assets $ 47,036,544 $ 238,268,130
Shares outstanding 4,072,441 9,370,818
NAV and offering price per share $ 11.55 $ 25.43
Authorized shares - per class 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements.

Six Months Ended April 30, 2023 (Unaudited) Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
INVESTMENT INCOME
Dividends $ 39,201,147 $ 282,762 $ 618,326 $ 4,880,297
Interest 202,982 1,329 12,721 43,404
Securities lending income, net — — 3,708 88
Other income 1,065,744 5,851 15,083 132,369
Tax withheld (39,331) (440) (1,316) (7,052)
Total investment income 40,430,542 289,502 648,522 5,049,106
EXPENSES
– – – –
Management fees 9,901,573 117,574 843,095 1,760,238
12b-1 service fees - Class A 474,218 28,844 175,157 79,612
12b-1 distribution and service fees - Class C
(1)
56,581 6,253 — 26,731
Shareholder servicing agent fees 431,631 8,340 123,993 312,226
Interest expense 2,594 115 81 238
Directors fees 59,836 629 3,996 8,629
Custodian expenses 157,438 9,175 28,724 32,321
Federal and state registration fees 41,340 29,093 33,910 52,718
Professional fees 38,166 16,815 16,879 27,104
Shareholder reporting expenses 40,576 6,094 12,627 37,962
Other 15,350 2,134 2,943 3,525
Total expenses before fee waiver/expense reimbursement 11,219,303 225,066 1,241,405 2,341,304
Fee waiver/expense reimbursement (532,162) (55,533) (102,858) (191,583)
Net expenses 10,687,141 169,533 1,138,547 2,149,721
Net investment income (loss) 29,743,401 119,969 (490,025) 2,899,385
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments and foreign currency 87,596,723 919,152 2,580,652 12,424,902
Net realized gain (loss) 87,596,723 919,152 2,580,652 12,424,902
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency (85,364,918) 1,261,983 10,178,552 (10,056,721)
Change in net unrealized appreciation (depreciation) (85,364,918) 1,261,983 10,178,552 (10,056,721)
Net realized and unrealized gain (loss) 2,231,805 2,181,135 12,759,204 2,368,181
Net increase (decrease) in net assets from operations $ 31,975,206 $ 2,301,104 $ 12,269,179 $ 5,267,566

Statement of Operations
(continued)
See Notes to Financial Statements.

Six Months Ended April 30, 2023 (Unaudited)
Small Cap Growth
Opportunities Small Cap Select Small Cap Value
INVESTMENT INCOME
Dividends $ 345,099 $ 408,031 $ 4,246,159
Interest 15,613 5,906 40,894
Securities lending income, net 1,720 15,095 697
Other income — 48,412 110,465
Tax withheld — (1,245) (8,464)
Total investment income 362,432 476,199 4,389,751
EXPENSES
– – –
Management fees 715,840 455,384 2,106,555
12b-1 service fees - Class A 50,159 68,636 134,414
12b-1 distribution and service fees - Class C
(1)
— — 98,190
Shareholder servicing agent fees 142,228 81,500 327,502
Interest expense — — 259
Directors fees 3,195 2,014 9,888
Custodian expenses 32,878 28,209 42,856
Federal and state registration fees 31,719 31,327 38,584
Professional fees 15,945 15,158 24,278
Shareholder reporting expenses 33,552 12,965 59,176
Other 2,826 2,408 2,674
Total expenses before fee waiver/expense reimbursement 1,028,342 697,601 2,844,376
Fee waiver/expense reimbursement (140,048) (100,206) (208,214)
Net expenses 888,294 597,395 2,636,162
Net investment income (loss) (525,862) (121,196) 1,753,589
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (5,569,498) (4,403,651) (733,393)
Net realized gain (loss) (5,569,498) (4,403,651) (733,393)
Change in unrealized appreciation (depreciation) on:
Investments 4,197,342 3,169,324 (37,040,690)
Change in net unrealized appreciation (depreciation) 4,197,342 3,169,324 (37,040,690)
Net realized and unrealized gain (loss) (1,372,156) (1,234,327) (37,774,083)
Net increase (decrease) in net assets from operations $ (1,898,018) $ (1,355,523) $ (36,020,494)
(1) Class C Shares of Mid Cap Growth Opportunities, Small Cap Growth Opportunities and Small Cap Select converted to Class A Shares at the close of business on
August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See Notes to Financial Statements.

Dividend Value Large Cap Select
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 29,743,401 $ 69,609,336 $ 119,969 $ 245,846
Net realized gain (loss) 87,596,723 244,381,236 919,152 2,102,320
Change in net unrealized appreciation (depreciation) (85,364,918) (403,181,046) 1,261,983 (9,644,270)
Net increase (decrease) in net assets from operations 31,975,206 (89,190,474) 2,301,104 (7,296,104)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (30,819,250) (38,652,955) (1,403,450) (5,829,007)
Class C (919,664) (1,291,414) (77,615) (405,648)
Class R6 (197,094,198) (271,012,937) — —
Class I (26,775,468) (40,373,355) (610,521) (3,427,150)
Decrease in net assets from distributions to shareholders (255,608,580) (351,330,661) (2,091,586) (9,661,805)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 192,094,150 348,656,366 770,076 3,097,315
Proceeds from shares issued to shareholders due to reinvestment of distributions 252,162,822 345,072,764 1,793,199 8,141,331
444,256,972 693,729,130 2,563,275 11,238,646
Cost of shares redeemed (476,329,306) (908,100,616) (3,010,493) (12,055,274)
Net increase (decrease) in net assets from Fund share transactions (32,072,334) (214,371,486) (447,218) (816,628)
Net increase (decrease) in net assets (255,705,708) (654,892,621) (237,700) (17,774,537)
Net assets at the beginning of period 3,364,542,948 4,019,435,569 34,343,898 52,118,435
Net assets at the end of period $ 3,108,837,240 $ 3,364,542,948 $ 34,106,198 $ 34,343,898

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements.

Mid Cap Growth Opportunities Mid Cap Value
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ (490,025) $ (1,495,483) $ 2,899,385 $ 5,367,590
Net realized gain (loss) 2,580,652 (35,366,468) 12,424,902 27,588,605
Change in net unrealized appreciation (depreciation) 10,178,552 (118,055,207) (10,056,721) (60,525,990)
Net increase (decrease) in net assets from operations 12,269,179 (154,917,158) 5,267,566 (27,569,795)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — (60,603,608) (3,789,801) (3,794,008)
Class C
(1)
— (2,457,931) (299,981) (334,190)
Class R6 — (5,449,259) (2,052,356) (1,362,609)
Class I — (28,663,653) (22,357,558) (15,462,316)
Decrease in net assets from distributions to shareholders — (97,174,451) (28,499,696) (20,953,123)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 5,525,316 29,140,496 69,397,315 206,637,309
Proceeds from shares issued to shareholders due to reinvestment of distributions — 92,599,257 27,250,663 19,687,711
5,525,316 121,739,753 96,647,978 226,325,020
Cost of shares redeemed (61,415,544) (88,345,726) (89,589,003) (110,331,716)
Net increase (decrease) in net assets from Fund share transactions (55,890,228) 33,394,027 7,058,975 115,993,304
Net increase (decrease) in net assets (43,621,049) (218,697,582) (16,173,155) 67,470,386
Net assets at the beginning of period 235,215,886 453,913,468 471,607,611 404,137,225
Net assets at the end of period $ 191,594,837 $ 235,215,886 $ 455,434,456 $ 471,607,611

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements.

Small Cap Growth Opportunities Small Cap Select
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ (525,862) $ (1,343,581) $ (121,196) $ 103,038
Net realized gain (loss) (5,569,498) (28,540,149) (4,403,651) (3,451,728)
Change in net unrealized appreciation (depreciation) 4,197,342 (64,383,170) 3,169,324 (24,623,524)
Net increase (decrease) in net assets from operations (1,898,018) (94,266,900) (1,355,523) (27,972,214)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — (11,103,588) (74,236) (12,237,944)
Class C
(1)
— (614,013) — (404,482)
Class R6 — (99,951) (15,877) (311,451)
Class I — (46,041,090) (185,068) (9,209,427)
Decrease in net assets from distributions to shareholders — (57,858,642) (275,181) (22,163,304)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 42,578,084 49,838,866 7,486,117 29,445,692
Proceeds from shares issued to shareholders due to reinvestment of distributions — 55,705,751 269,051 21,757,881
42,578,084 105,544,617 7,755,168 51,203,573
Cost of shares redeemed (18,311,103) (147,897,905) (16,229,900) (44,948,071)
Net increase (decrease) in net assets from Fund share transactions 24,266,981 (42,353,288) (8,474,732) 6,255,502
Net increase (decrease) in net assets 22,368,963 (194,478,830) (10,105,436) (43,880,016)
Net assets at the beginning of period 173,804,461 368,283,291 112,726,198 156,606,214
Net assets at the end of period $ 196,173,424 $ 173,804,461 $ 102,620,762 $ 112,726,198

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements.

Small Cap Value
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 1,753,589 $ 6,078,298
Net realized gain (loss) (733,393) 63,890,029
Change in net unrealized appreciation (depreciation) (37,040,690) (109,810,592)
Net increase (decrease) in net assets from operations (36,020,494) (39,842,265)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,025,807) (721,671)
Class C (33,832) (146,017)
Class R6 (1,973,745) (997,125)
Class I (3,004,980) (1,922,976)
Decrease in net assets from distributions to shareholders (6,038,364) (3,787,789)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 52,795,595 103,801,216
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,010,173 3,102,913
57,805,768 106,904,129
Cost of shares redeemed (69,296,523) (235,795,264)
Net increase (decrease) in net assets from Fund share transactions (11,490,755) (128,891,135)
Net increase (decrease) in net assets (53,549,613) (172,521,189)
Net assets at the beginning of period 548,577,562 721,098,751
Net assets at the end of period $ 495,027,949 $ 548,577,562
(1) Class C Shares of Mid Cap Growth Opportunities, Small Cap Growth Opportunities and Small Cap Select converted to Class A Shares at the close of business on
August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Dividend Value
Class
A
4/30/23(e)
$ 14.12 $ 0.11 $ (0.01) $ 0.10 $ (0.15) $ (0.96) $ (1.11) $ 13.11
10/31/22
15.97 0.24 (0.67) (0.43) (0.20) (1.22) (1.42) 14.12
10/31/21
11.44 0.20 4.50 4.70 (0.17) — (0.17) 15.97
10/31/20
14.21 0.25 (1.98) (1.73) (0.23) (0.81) (1.04) 11.44
10/31/19
14.32 0.26 0.96 1.22 (0.28) (1.05) (1.33) 14.21
10/31/18
15.67 0.25 0.35 0.60 (0.24) (1.71) (1.95) 14.32
Class
C
4/30/23(e)
13.80 0.05 — 0.05 (0.10) (0.96) (1.06) 12.79
10/31/22
15.63 0.12 (0.64) (0.52) (0.09) (1.22) (1.31) 13.80
10/31/21
11.21 0.09 4.40 4.49 (0.07) — (0.07) 15.63
10/31/20
13.93 0.15 (1.92) (1.77) (0.14) (0.81) (0.95) 11.21
10/31/19
14.06 0.16 0.93 1.09 (0.17) (1.05) (1.22) 13.93
10/31/18
15.41 0.14 0.35 0.49 (0.13) (1.71) (1.84) 14.06
Class
R6
4/30/23(e)
14.47 0.13 (0.01) 0.12 (0.18) (0.96) (1.14) 13.45
10/31/22
16.34 0.29 (0.68) (0.39) (0.26) (1.22) (1.48) 14.47
10/31/21
11.72 0.26 4.60 4.86 (0.24) — (0.24) 16.34
10/31/20
14.54 0.30 (2.02) (1.72) (0.29) (0.81) (1.10) 11.72
10/31/19
14.61 0.32 0.99 1.31 (0.33) (1.05) (1.38) 14.54
10/31/18
15.93 0.32 0.36 0.68 (0.29) (1.71) (2.00) 14.61
Class
I
4/30/23(e)
14.34 0.12 (0.01) 0.11 (0.17) (0.96) (1.13) 13.32
10/31/22
16.20 0.27 (0.67) (0.40) (0.24) (1.22) (1.46) 14.34
10/31/21
11.61 0.24 4.57 4.81 (0.22) — (0.22) 16.20
10/31/20
14.42 0.28 (2.01) (1.73) (0.27) (0.81) (1.08) 11.61
10/31/19
14.51 0.30 0.98 1.28 (0.32) (1.05) (1.37) 14.42
10/31/18
15.85 0.30 0.36 0.66 (0.29) (1.71) (2.00) 14.51
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
0 .67% $ 368,570 0 .99% (f) 0 .96% (f) 1 .58% (f) 43%
( 3 .00 ) 390,219 1 .00 0 .96 1 .63 81
41 .25 434,105 1 .00 0 .96 1 .32 97
( 13 .12 ) 158,645 1 .09 1 .09 2 .00 117
9 .81 215,710 1 .11 1 .11 1 .94 93
3 .72 264,271 1 .08 1 .08 1 .68 68
0 .35 10,244 1 .75 (f) 1 .71 (f) 0 .83 (f) 43
( 3 .72 ) 11,931 1 .75 1 .71 0 .85 81
40 .10 16,356 1 .75 1 .71 0 .60 97
( 13 .75 ) 11,881 1 .84 1 .84 1 .24 117
8 .98 23,083 1 .86 1 .86 1 .19 93
2 .98 31,111 1 .83 1 .83 0 .95 68
0 .87 2,424,024 0 .65 (f) 0 .61 (f) 1 .91 (f) 43
( 2 .65 ) 2,619,891 0 .65 0 .61 1 .98 81
41 .71 3,102,035 0 .64 0 .60 1 .73 97
( 12 .80 ) 2,025,717 0 .70 0 .70 2 .41 117
10 .29 52,824 0 .72 0 .72 2 .30 93
4 .15 172,215 0 .72 0 .72 2 .05 68
0 .81 305,999 0 .74 (f) 0 .71 (f) 1 .83 (f) 43
( 2 .75 ) 342,502 0 .75 0 .71 1 .85 81
41 .59 466,940 0 .75 0 .71 1 .61 97
( 12 .96 ) 408,828 0 .84 0 .84 2 .25 117
10 .14 661,390 0 .86 0 .86 2 .18 93
4 .02 617,086 0 .83 0 .83 1 .94 68

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Large Cap Select
Class
A
4/30/23(e)
$ 31.11 $ 0.10 $ 1.94 $ 2.04 $ (0.21) $ (1.67) $ (1.88) $ 31.27
10/31/22
45.19 0.19 (5.82) (5.63) (0.10) (8.35) (8.45) 31.11
10/31/21
32.12 0.07 13.28 13.35 (0.17) (0.11) (0.28) 45.19
10/31/20
30.71 0.17 1.61 1.78 (0.37) — (0.37) 32.12
10/31/19
28.87 0.21 2.72 2.93 (0.10) (0.99) (1.09) 30.71
10/31/18
27.50 0.12 1.38 1.50 (0.13) — (0.13) 28.87
Class
C
4/30/23(e)
27.75 (0.01) 1.73 1.72 — (1.67) (1.67) 27.80
10/31/22
41.45 (0.06) (5.20) (5.26) (0.09) (8.35) (8.44) 27.75
10/31/21
29.56 (0.21) 12.21 12.00 — (0.11) (0.11) 41.45
10/31/20
28.28 (0.06) 1.47 1.41 (0.13) — (0.13) 29.56
10/31/19
26.77 ( — ) (g) 2.50 2.50 — (0.99) (0.99) 28.28
10/31/18
25.57 (0.10) 1.30 1.20 — — — 26.77
Class
I
4/30/23(e)
31.55 0.14 1.97 2.11 (0.30) (1.67) (1.97) 31.69
10/31/22
45.61 0.26 (5.87) (5.61) (0.10) (8.35) (8.45) 31.55
10/31/21
32.41 0.18 13.38 13.56 (0.25) (0.11) (0.36) 45.61
10/31/20
30.98 0.25 1.62 1.87 (0.44) — (0.44) 32.41
10/31/19
29.13 0.28 2.73 3.01 (0.17) (0.99) (1.16) 30.98
10/31/18
27.74 0.19 1.40 1.59 (0.20) — (0.20) 29.13
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
7 .05% $ 23,912 1 .38% (f) 1 .05% (f) 0 .67% (f) 41%
( 15 .56 ) 23,157 1 .32 1 .05 0 .54 78
41 .77 31,724 1 .29 1 .05 0 .18 83
5 .76 24,135 1 .30 1 .11 0 .54 101
10 .86 24,224 1 .20 1 .15 0 .73 108
5 .47 23,030 1 .16 1 .14 0 .39 101
6 .66 1,272 2 .13 (f) 1 .80 (f) ( 0 .07 ) (f) 41
( 16 .18 ) 1,334 2 .07 1 .80 ( 0 .20 ) 78
40 .68 1,790 2 .04 1 .80 ( 0 .56 ) 83
4 .99 1,743 2 .05 1 .86 ( 0 .21 ) 101
10 .02 2,097 1 .95 1 .90 ( 0 .02 ) 108
4 .65 2,145 1 .91 1 .89 ( 0 .37 ) 101
7 .15 8,923 1 .13 (f) 0 .80 (f) 0 .93 (f) 41
( 15 .33 ) 9,854 1 .07 0 .80 0 .75 78
42 .11 18,605 1 .04 0 .80 0 .43 83
6 .02 16,030 1 .05 0 .86 0 .79 101
11 .13 18,567 0 .95 0 .90 0 .98 108
5 .74 48,569 0 .91 0 .89 0 .65 101

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Mid Cap Growth Opportunities
Class
A
4/30/23(e)
$ 19.43 $ (0.06) $ 1.21 $ 1.15 $ — $ — $ — $ 20.58
10/31/22
41.71 (0.14) (11.98) (12.12) — (10.16) (10.16) 19.43
10/31/21
34.24 (0.32) 12.82 12.50 — (5.03) (5.03) 41.71
10/31/20
33.66 (0.09) 8.01 7.92 — (7.34) (7.34) 34.24
10/31/19
36.79 (0.12) 3.48 3.36 — (6.49) (6.49) 33.66
10/31/18
43.45 (0.20) 1.16 0.96 — (7.62) (7.62) 36.79
Class
R6
4/30/23(e)
30.52 (0.03) 1.91 1.88 — — — 32.40
10/31/22
58.90 (0.09) (18.13) (18.22) — (10.16) (10.16) 30.52
10/31/21
46.46 (0.27) 17.74 17.47 — (5.03) (5.03) 58.90
10/31/20
43.07 0.03 10.70 10.73 — (7.34) (7.34) 46.46
10/31/19
44.94 0.01 4.61 4.62 — (6.49) (6.49) 43.07
10/31/18
51.24 (0.05) 1.37 1.32 — (7.62) (7.62) 44.94
Class
I
4/30/23(e)
29.75 (0.05) 1.86 1.81 — — — 31.56
10/31/22
57.74 (0.13) (17.70) (17.83) — (10.16) (10.16) 29.75
10/31/21
45.67 (0.31) 17.41 17.10 — (5.03) (5.03) 57.74
10/31/20
42.49 (0.01) 10.53 10.52 — (7.34) (7.34) 45.67
10/31/19
44.49 (0.05) 4.54 4.49 — (6.49) (6.49) 42.49
10/31/18
50.85 (0.12) 1.38 1.26 — (7.62) (7.62) 44.49
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
5 .92% $ 139,230 1 .27% (f) 1 .17% (f) ( 0 .56 ) % (f) 35%
( 36 .06 ) 142,840 1 .23 1 .17 ( 0 .60 ) 67
38 .97 252,552 1 .20 1 .17 ( 0 .84 ) 89
28 .09 185,219 1 .24 1 .17 ( 0 .29 ) 89
13 .43 172,912 1 .24 1 .17 ( 0 .35 ) 90
2 .35 196,212 1 .23 1 .17 ( 0 .51 ) 106
6 .16 3,154 0 .92 (f) 0 .82 (f) ( 0 .20 ) (f) 35
( 35 .86 ) 20,897 0 .89 0 .83 ( 0 .25 ) 67
39 .45 31,945 0 .86 0 .83 ( 0 .50 ) 89
28 .54 28,966 0 .88 0 .81 0 .06 89
13 .85 26,329 0 .86 0 .79 0 .02 90
2 .75 56,250 0 .84 0 .78 ( 0 .11 ) 106
6 .08 49,210 1 .01 (f) 0 .91 (f) ( 0 .30 ) (f) 35
( 35 .91 ) 71,478 0 .98 0 .92 ( 0 .35 ) 67
39 .31 164,813 0 .95 0 .92 ( 0 .58 ) 89
28 .38 150,875 0 .99 0 .92 ( 0 .03 ) 89
13 .73 165,663 1 .00 0 .92 ( 0 .12 ) 90
2 .61 331,728 0 .98 0 .92 ( 0 .26 ) 106

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Mid Cap Value
Class
A
4/30/23(e)
$ 50.13 $ 0.26 $ 0.19 $ 0.45 $ (0.53) $ (2.42) $ (2.95) $ 47.63
10/31/22
56.38 0.54 (3.88) (3.34) (0.35) (2.56) (2.91) 50.13
10/31/21
36.53 0.29 20.01 20.30 (0.45) — (0.45) 56.38
10/31/20
41.07 0.43 (4.59) (4.16) (0.38) — (0.38) 36.53
10/31/19
38.91 0.40 3.29 3.69 (0.09) (1.44) (1.53) 41.07
10/31/18
42.32 0.29 (0.46) (0.17) (0.26) (2.98) (3.24) 38.91
Class
C
4/30/23(e)
46.38 0.07 0.19 0.26 (0.13) (2.42) (2.55) 44.09
10/31/22
52.74 0.14 (3.62) (3.48) (0.32) (2.56) (2.88) 46.38
10/31/21
34.21 (0.09) 18.79 18.70 (0.17) — (0.17) 52.74
10/31/20
38.49 0.14 (4.34) (4.20) (0.08) — (0.08) 34.21
10/31/19
36.73 0.11 3.09 3.20 — (1.44) (1.44) 38.49
10/31/18
40.17 ( — ) (g) (0.46) (0.46) — (2.98) (2.98) 36.73
Class
R6
4/30/23(e)
50.71 0.35 0.20 0.55 (0.75) (2.42) (3.17) 48.09
10/31/22
56.81 0.74 (3.93) (3.19) (0.35) (2.56) (2.91) 50.71
10/31/21
36.78 0.49 20.13 20.62 (0.59) — (0.59) 56.81
10/31/20
41.32 0.57 (4.59) (4.02) (0.52) — (0.52) 36.78
10/31/19
39.10 0.55 3.30 3.85 (0.19) (1.44) (1.63) 41.32
10/31/18
42.86 0.11 (3.87) (3.76) — — — 39.10
Class
I
4/30/23(e)
50.49 0.32 0.19 0.51 (0.66) (2.42) (3.08) 47.92
10/31/22
56.64 0.68 (3.92) (3.24) (0.35) (2.56) (2.91) 50.49
10/31/21
36.69 0.41 20.09 20.50 (0.55) — (0.55) 56.64
10/31/20
41.24 0.52 (4.59) (4.07) (0.48) — (0.48) 36.69
10/31/19
39.08 0.51 3.28 3.79 (0.19) (1.44) (1.63) 41.24
10/31/18
42.49 0.40 (0.47) (0.07) (0.36) (2.98) (3.34) 39.08
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
0 .98% $ 63,402 1 .24% (f) 1 .15% (f) 1 .06% (f) 20%
( 6 .29 ) 63,992 1 .21 1 .16 1 .03 38
55 .98 73,571 1 .28 1 .16 0 .59 31
( 10 .26 ) 41,258 1 .27 1 .17 1 .16 56
10 .19 55,467 1 .27 1 .17 1 .04 46
( 0 .65 ) 51,202 1 .31 1 .17 0 .69 49
0 .63 5,059 1 .99 (f) 1 .91 (f) 0 .33 (f) 20
( 7 .02 ) 5,552 1 .96 1 .91 0 .28 38
54 .80 6,026 2 .03 1 .91 ( 0 .20 ) 31
( 10 .94 ) 4,649 2 .02 1 .92 0 .40 56
9 .39 7,631 2 .02 1 .92 0 .30 46
( 1 .41 ) 6,899 2 .06 1 .92 — (g) 49
1 .18 33,463 0 .85 (f) 0 .76 (f) 1 .43 (f) 20
( 5 .96 ) 32,383 0 .84 0 .79 1 .39 38
56 .59 26,190 0 .87 0 .75 0 .99 31
( 9 .91 ) 16,762 0 .89 0 .78 1 .54 56
10 .63 19,481 0 .87 0 .77 1 .39 46
( 8 .77 ) 958 0 .93 (f) 0 .79 (f) 0 .71 (f) 49
1 .11 353,510 0 .99 (f) 0 .90 (f) 1 .31 (f) 20
( 6 .07 ) 369,680 0 .96 0 .91 1 .29 38
56 .35 298,350 1 .03 0 .91 0 .83 31
( 10 .03 ) 214,089 1 .02 0 .92 1 .41 56
10 .48 250,717 1 .02 0 .92 1 .30 46
( 0 .40 ) 139,841 1 .07 0 .92 0 .95 49

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Small Cap Growth Opportunities
Class
A
4/30/23(e)
$ 20.05 $ (0.08) $ (0.04) $ (0.12) $ — $ — $ — $ 19.93
10/31/22
34.74 (0.16) (8.03) (8.19) — (6.50) (6.50) 20.05
10/31/21
27.35 (0.28) 11.44 11.16 (0.01) (3.76) (3.77) 34.74
10/31/20
20.96 (0.18) 6.57 6.39 — — — 27.35
10/31/19
23.54 (0.14) 0.84 0.70 — (3.28) (3.28) 20.96
10/31/18
24.78 (0.17) 1.94 1.77 — (3.01) (3.01) 23.54
Class
R6
4/30/23(e)
26.71 (0.05) (0.06) (0.11) — — — 26.60
10/31/22
43.84 (0.09) (10.54) (10.63) — (6.50) (6.50) 26.71
10/31/21
33.69 (0.15) 14.22 14.07 (0.16) (3.76) (3.92) 43.84
10/31/20
25.69 (0.07) 8.07 8.00 — — — 33.69
10/31/19
27.88 (0.05) 1.14 1.09 — (3.28) (3.28) 25.69
10/31/18
28.72 (0.10) 2.27 2.17 — (3.01) (3.01) 27.88
Class
I
4/30/23(e)
26.34 (0.07) (0.05) (0.12) — — — 26.22
10/31/22
43.39 (0.15) (10.40) (10.55) — (6.50) (6.50) 26.34
10/31/21
33.38 (0.25) 14.11 13.86 (0.09) (3.76) (3.85) 43.39
10/31/20
25.51 (0.14) 8.01 7.87 — — — 33.38
10/31/19
27.79 (0.10) 1.10 1.00 — (3.28) (3.28) 25.51
10/31/18
28.66 (0.13) 2.27 2.14 — (3.01) (3.01) 27.79
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
( 0 .60 ) % $ 39,115 1 .39% (f) 1 .23% (f) ( 0 .80 ) % (f) 24%
( 28 .03 ) 41,159 1 .35 1 .22 ( 0 .72 ) 65
43 .38 59,901 1 .33 1 .21 ( 0 .88 ) 97
30 .55 41,683 1 .42 1 .22 ( 0 .77 ) 105
5 .47 34,249 1 .39 1 .23 ( 0 .68 ) 104
7 .89 36,452 1 .38 1 .24 ( 0 .72 ) 139
( 0 .41 ) 664 0 .99 (f) 0 .82 (f) ( 0 .38 ) (f) 24
( 27 .74 ) 644 0 .95 0 .82 ( 0 .30 ) 65
43 .98 590 0 .93 0 .81 ( 0 .39 ) 97
31 .14 1,038 0 .98 0 .78 ( 0 .26 ) 105
6 .13 144 1 .01 0 .85 ( 0 .19 ) 104
8 .24 14,475 1 .03 0 .88 ( 0 .35 ) 139
( 0 .46 ) 156,394 1 .14 (f) 0 .98 (f) ( 0 .56 ) (f) 24
( 27 .86 ) 132,002 1 .10 0 .97 ( 0 .51 ) 65
43 .74 305,544 1 .08 0 .96 ( 0 .62 ) 97
30 .81 168,931 1 .17 0 .97 ( 0 .51 ) 105
5 .78 172,242 1 .13 0 .98 ( 0 .41 ) 104
8 .14 56,194 1 .13 0 .99 ( 0 .46 ) 139

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Small Cap Select
Class
A
4/30/23(e)
$ 8.17 $ (0.01) $ (0.11) $ (0.12) $ (0.01) $ — $ (0.01) $ 8.04
10/31/22
11.89 ( — ) (g) (1.83) (1.83) — (1.89) (1.89) 8.17
10/31/21
7.83 (0.03) 4.23 4.20 ( — ) (g) (0.14) (0.14) 11.89
10/31/20
7.71 ( — ) (g) 0.13 0.13 (0.01) — (0.01) 7.83
10/31/19
9.26 ( — ) (g) 0.28 0.28 ( — ) (g) (1.83) (1.83) 7.71
10/31/18
10.13 (0.01) 0.35 0.34 — (1.21) (1.21) 9.26
Class
R6
4/30/23(e)
11.80 ( — ) (g) (0.15) (0.15) (0.06) — (0.06) 11.59
10/31/22
16.26 0.04 (2.61) (2.57) — (1.89) (1.89) 11.80
10/31/21
10.66 0.01 5.77 5.78 (0.04) (0.14) (0.18) 16.26
10/31/20
10.49 0.03 0.20 0.23 (0.06) — (0.06) 10.66
10/31/19
11.87 0.04 0.44 0.48 (0.03) (1.83) (1.86) 10.49
10/31/18
11.82 0.02 0.03 0.05 — — — 11.87
Class
I
4/30/23(e)
11.75 (0.01) (0.14) (0.15) (0.05) — (0.05) 11.55
10/31/22
16.21 0.03 (2.60) (2.57) — (1.89) (1.89) 11.75
10/31/21
10.63 (0.01) 5.76 5.75 (0.03) (0.14) (0.17) 16.21
10/31/20
10.46 0.02 0.19 0.21 (0.04) — (0.04) 10.63
10/31/19
11.85 0.03 0.44 0.47 (0.03) (1.83) (1.86) 10.46
10/31/18
12.60 0.03 0.43 0.46 — (1.21) (1.21) 11.85
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
( 1 .46 ) % $ 52,382 1 .43% (f) 1 .24% (f) ( 0 .35 ) % (f) 18%
( 17 .84 ) 56,476 1 .40 1 .24 ( 0 .05 ) 63
54 .06 78,047 1 .39 1 .24 ( 0 .30 ) 91
1 .70 49,513 1 .48 1 .24 ( 0 .05 ) 90
6 .95 55,849 1 .42 1 .24 0 .01 70
3 .48 60,930 1 .43 1 .24 ( 0 .06 ) 95
( 1 .26 ) 3,203 1 .06 (f) 0 .87 (f) ( 0 .02 ) (f) 18
( 17 .57 ) 3,135 1 .02 0 .86 0 .32 63
54 .60 2,791 1 .03 0 .87 0 .06 91
2 .15 1,994 1 .09 0 .86 0 .32 90
7 .22 2,070 1 .03 0 .85 0 .36 70
0 .42 6,532 1 .03 (f) 0 .85 (f) 0 .24 (f) 95
( 1 .31 ) 47,037 1 .18 (f) 0 .99 (f) ( 0 .10 ) (f) 18
( 17 .63 ) 53,115 1 .15 0 .99 0 .20 63
54 .43 74,479 1 .14 0 .99 ( 0 .04 ) 91
2 .00 31,341 1 .23 0 .99 0 .19 90
7 .13 30,109 1 .17 0 .99 0 .26 70
3 .77 37,420 1 .18 0 .99 0 .21 95

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Small Cap Value
Class
A
4/30/23(e)
$ 26.52 $ 0.06 $ (1.85) $ (1.79) $ (0.24) $ — $ (0.24) $ 24.49
10/31/22
28.36 0.21 (1.90) (1.69) (0.15) — (0.15) 26.52
10/31/21
17.30 0.04 11.09 11.13 (0.07) — (0.07) 28.36
10/31/20
22.19 0.09 (4.77) (4.68) (0.21) — (0.21) 17.30
10/31/19
22.96 0.18 (0.17) 0.01 (0.13) (0.65) (0.78) 22.19
10/31/18
25.19 0.12 (2.15) (2.03) (0.10) (0.10) (0.20) 22.96
Class
C
4/30/23(e)
21.99 (0.03) (1.53) (1.56) (0.04) — (0.04) 20.39
10/31/22
23.68 — (g) (1.56) (1.56) (0.13) — (0.13) 21.99
10/31/21
14.51 (0.13) 9.30 9.17 — — — 23.68
10/31/20
18.62 (0.04) (4.03) (4.07) (0.04) — (0.04) 14.51
10/31/19
19.39 0.01 (0.13) (0.12) — (0.65) (0.65) 18.62
10/31/18
21.36 (0.06) (1.81) (1.87) — (0.10) (0.10) 19.39
Class
R6
4/30/23(e)
27.75 0.12 (1.94) (1.82) (0.36) — (0.36) 25.57
10/31/22
29.55 0.33 (1.97) (1.64) (0.16) — (0.16) 27.75
10/31/21
18.02 0.12 11.57 11.69 (0.16) — (0.16) 29.55
10/31/20
23.09 0.15 (4.93) (4.78) (0.29) — (0.29) 18.02
10/31/19
23.83 0.29 (0.18) 0.11 (0.20) (0.65) (0.85) 23.09
10/31/18
26.09 0.23 (2.22) (1.99) (0.17) (0.10) (0.27) 23.83
Class
I
4/30/23(e)
27.57 0.09 (1.91) (1.82) (0.32) — (0.32) 25.43
10/31/22
29.41 0.29 (1.97) (1.68) (0.16) — (0.16) 27.57
10/31/21
17.93 0.11 11.49 11.60 (0.12) — (0.12) 29.41
10/31/20
23.00 0.16 (4.96) (4.80) (0.27) — (0.27) 17.93
10/31/19
23.79 0.24 (0.18) 0.06 (0.20) (0.65) (0.85) 23.00
10/31/18
26.09 0.19 (2.22) (2.03) (0.17) (0.10) (0.27) 23.79
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
( 6 .72 ) % $ 99,683 1 .29% (f) 1 .21% (f) 0 .47% (f) 19%
( 6 .00 ) 113,227 1 .25 1 .20 0 .77 31
64 .47 138,585 1 .25 1 .20 0 .16 36
( 21 .33 ) 105,402 1 .30 1 .20 0 .48 30
0 .44 213,819 1 .28 1 .20 0 .81 31
( 8 .12 ) 291,122 1 .24 1 .20 0 .47 35
( 7 .07 ) 17,302 2 .04 (f) 1 .96 (f) ( 0 .26 ) (f) 19
( 6 .70 ) 21,592 2 .00 1 .95 0 .02 31
63 .20 28,500 2 .00 1 .95 ( 0 .62 ) 36
( 21 .93 ) 22,263 2 .05 1 .95 ( 0 .28 ) 30
( 0 .28 ) 45,920 2 .03 1 .95 0 .07 31
( 8 .80 ) 70,077 1 .99 1 .95 ( 0 .28 ) 35
( 6 .55 ) 139,774 0 .88 (f) 0 .80 (f) 0 .86 (f) 19
( 5 .60 ) 152,178 0 .86 0 .81 1 .17 31
65 .14 182,835 0 .85 0 .81 0 .45 36
( 21 .01 ) 85,491 0 .86 0 .76 0 .81 30
0 .90 133,071 0 .83 0 .75 1 .26 31
( 7 .73 ) 121,943 0 .82 0 .78 0 .86 35
( 6 .63 ) 238,268 1 .03 (f) 0 .96 (f) 0 .71 (f) 19
( 5 .76 ) 261,581 1 .00 0 .95 1 .02 31
64 .91 371,179 1 .00 0 .95 0 .42 36
( 21 .14 ) 457,676 1 .05 0 .95 0 .81 30
0 .69 1,228,912 1 .03 0 .95 1 .06 31
( 7 .88 ) 1,812,444 0 .99 0 .95 0 .71 35

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”),
Nuveen Large Cap Select Fund (“Large Cap Select”), Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities”), Nuveen Mid
Cap Value Fund (“Mid Cap Value”), Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap Select
Fund (“Small Cap Select”) and Nuveen Small Cap Value Fund (“Small Cap Value”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period:
 The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the Sub-Adviser), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its directors or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select
Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Notes to Financial Statements
(Unaudited) (continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,077,632,129 $ – $ – $ 3,077,632,129
Short-Term Investments:
Repurchase Agreements – 22,494,415 – 22,494,415
Total $ 3,077,632,129 $ 22,494,415 $ – $ 3,100,126,544
1
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 33,869,296 $ – $ – $ 33,869,296
Short-Term Investments:
Repurchase Agreements – 113,653 – 113,653
Total $ 33,869,296 $ 113,653 $ – $ 33,982,949
1
Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 188,878,715 $ – $ – $ 188,878,715
Investments Purchased with Collateral from Securities
Lending 3,801,223 – – 3,801,223
Short-Term Investments:
Repurchase Agreements – 3,264,270 – 3,264,270
Total $ 192,679,938 $ 3,264,270 $ – $ 195,944,208
1

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 449,441,790 $ – $ – $ 449,441,790
Investments Purchased with Collateral from Securities
Lending 2,592,762 – – 2,592,762
Short-Term Investments:
Repurchase Agreements – 5,878,480 – 5,878,480
Total $ 452,034,552 $ 5,878,480 $ – $ 457,913,032
1
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 193,034,242 $ – $ 591* $ 193,034,833
Short-Term Investments:
Repurchase Agreements – 3,468,644 – 3,468,644
Total $ 193,034,242 $ 3,468,644 $ 591 $ 196,503,477
1
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 100,604,167 $ – $ – $ 100,604,167
Exchange-Traded Funds 1,429,244 – – 1,429,244
Investments Purchased with Collateral from Securities
Lending 2,481,931 – – 2,481,931
Short-Term Investments:
Repurchase Agreements – 973,103 – 973,103
Total $ 104,515,342 $ 973,103 $ – $ 105,488,445
1
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 491,228,985 $ – $ – $ 491,228,985
Short-Term Investments:
Repurchase Agreements – 5,762,616 – 5,762,616
Total $ 491,228,985 $ 5,762,616 $ – $ 496,991,601
1
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Value Fixed Income Clearing Corporation $22,494,415 $22,944,328
Large Cap Select Fixed Income Clearing Corporation 113,653 115,951
Mid Cap Growth Opportunities Fixed Income Clearing Corporation 3,264,270 3,329,557
Mid Cap Value Fixed Income Clearing Corporation 5,878,480 5,996,056
Small Cap Growth Opportunities Fixed Income Clearing Corporation 3,468,644 3,538,049
Small Cap Select Fixed Income Clearing Corporation 973,103 992,622
Small Cap Value Fixed Income Clearing Corporation 5,762,616 5,877,911

Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases & Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Mid Cap Growth Opportunities Common Stock $3,573,447 $3,801,223
Mid Cap Value Common Stock $2,567,512 $2,592,762
Small Cap Select Exchange-Traded Funds 1,414,648 1,431,057
Common Stock 1,036,862 1,050,874
Total $2,451,510 $2,481,931
Fund
Purchases Sales
Dividend Value
$ 1,367,613,384 $ 1,628,276,301
Large Cap Select
13,861,854 16,371,830
Mid Cap Growth Opportunities
74,379,348 129,310,486
Mid Cap Value
90,784,251 99,483,885
Small Cap Growth Opportunities
64,994,848 42,474,895
Small Cap Select
19,700,315 28,405,024
Small Cap Value
101,511,665 114,055,802

Notes to Financial Statements
(Unaudited) (continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
4/30/23
Year Ended
10/31/22
Dividend Value Shares Amount Shares Amount
Subscriptions:
Class A 687,970 $9,247,508 1,677,886 $24,407,093
Class A - automatic conversion of Class C 873 12,336 1,426 20,987
Class C 73,353 992,382 125,518 1,770,067
Class R6 12,587,095 173,839,855 21,388,133 305,486,916
Class I 579,659 8,002,068 1,142,225 16,971,303
Total subscriptions 13,928,950 192,094,149 24,335,188 348,656,366
Reinvestments of distributions:
Class A 2,123,631 28,395,948 2,381,492 35,373,973
Class C 69,258 905,083 86,804 1,266,479
Class R6 14,376,054 197,086,535 17,832,052 271,006,221
Class I 1,897,221 25,775,256 2,480,518 37,426,091
Total reinvestments of distributions 18,466,164 252,162,822 22,780,866 345,072,764
Redemptions:
Class A (2,315,975) (31,280,920) (3,622,494) (51,905,145)
Class C (204,935) (2,701,350) (393,109) (5,616,281)
Class C - automatic conversion to Class A (893) (12,336) (1,459) (20,987)
Class R6 (27,771,480) (395,802,117) (48,095,477) (723,213,381)
Class I (3,387,578) (46,532,583) (8,574,049) (127,344,822)
Total redemptions (33,680,861) (476,329,306) (60,686,588) (908,100,616)
Net increase (decrease) (1,285,747) $(32,072,335) (13,570,534) $(214,371,486)
Six Months Ended
4/30/23
Year Ended
10/31/22
Large Cap Select Shares Amount Shares Amount
Subscriptions:
Class A 18,093 $550,052 49,150 $1,619,287
Class A - automatic conversion of Class C 35 1,080 197 6,536
Class C 2,104 57,352 20,385 694,985
Class I 5,115 161,592 22,471 776,507
Total subscriptions 25,347 770,076 92,203 3,097,315
Reinvestments of distributions:
Class A 45,851 1,348,903 149,832 5,603,128
Class C 2,958 77,615 12,082 405,648
Class I 12,307 366,681 56,363 2,132,555
Total reinvestments of distributions 61,116 1,793,199 218,277 8,141,331
Redemptions:
Class A (43,609) (1,328,680) (156,938) (5,322,325)
Class C (7,332) (198,042) (27,354) (827,900)
Class C - automatic conversion to Class A (39) (1,080) (220) (6,536)
Class I (48,155) (1,482,691) (174,384) (5,898,513)
Total redemptions (99,135) (3,010,493) (358,896) (12,055,274)
Net increase (decrease) (12,672) $(447,218) (48,416) $(816,628)

Six Months Ended
4/30/23
Year Ended
10/31/22
Mid Cap Growth Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 98,911 $2,003,168 418,152 $9,664,057
Class A - automatic conversion of Class C — — 136,751 2,854,115
Class C
(1)
— — 55,894 755,281
Class R6 7,968 252,774 86,190 3,276,982
Class I 104,743 3,269,374 347,618 12,590,061
Total subscriptions 211,622 5,525,316 1,044,605 29,140,496
Reinvestments of distributions:
Class A — — 2,194,153 59,834,565
Class C
(1)
— — 285,143 2,457,931
Class R6 — — 127,557 5,449,259
Class I — — 596,532 24,857,502
Total reinvestments of distributions — — 3,203,385 92,599,257
Redemptions:
Class A (686,613) (13,782,819) (1,451,373) (34,008,243)
Class C
(1)
— — (126,013) (970,955)
Class C - automatic conversion to Class A — — (434,837) (2,854,115)
Class R6 (595,307) (19,133,206) (71,412) (2,802,730)
Class I (947,993) (28,499,519) (1,395,784) (47,709,683)
Total redemptions (2,229,913) (61,415,544) (3,479,419) (88,345,726)
Net increase (decrease) (2,018,291) $(55,890,228) 768,571 $33,394,027
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
4/30/23
Year Ended
10/31/22
Mid Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 93,571 $4,574,371 190,479 $10,130,081
Class A - automatic conversion of Class C — — 6 336
Class C 4,716 214,329 17,439 868,030
Class R6 155,040 7,657,436 414,141 21,010,312
Class I 1,160,244 56,951,179 3,323,755 174,628,550
Total subscriptions 1,413,571 69,397,315 3,945,820 206,637,309
Reinvestments of distributions:
Class A 76,911 3,666,455 67,987 3,692,139
Class C 6,781 299,981 6,608 334,190
Class R6 42,594 2,048,372 24,810 1,358,844
Class I 442,983 21,235,855 262,023 14,302,538
Total reinvestments of distributions 569,269 27,250,663 361,428 19,687,711
Redemptions:
Class A (115,977) (5,633,780) (286,628) (15,261,090)
Class C (16,434) (740,197) (18,610) (911,546)
Class C - automatic conversion to Class A — — (7) (336)
Class R6 (140,416) (6,880,944) (261,347) (13,294,251)
Class I (1,548,501) (76,334,082) (1,531,332) (80,864,493)
Total redemptions (1,821,328) (89,589,003) (2,097,924) (110,331,716)
Net increase (decrease) 161,512 $7,058,975 2,209,324 $115,993,304

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
4/30/23
Year Ended
10/31/22
Small Cap Growth Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 124,924 $2,531,522 201,812 $4,617,821
Class A - automatic conversion of Class C — — 61,822 1,289,612
Class C
(1)
— — 15,482 228,492
Class R6 7,304 196,742 22,736 666,519
Class I 1,471,921 39,849,820 1,340,651 43,036,422
Total subscriptions 1,604,149 42,578,084 1,642,503 49,838,866
Reinvestments of distributions:
Class A — — 413,405 10,880,846
Class C
(1)
— — 39,478 609,145
Class R6 — — 2,725 95,210
Class I — — 1,278,486 44,120,550
Total reinvestments of distributions — — 1,734,094 55,705,751
Redemptions:
Class A (215,132) (4,322,338) (348,346) (8,049,911)
Class C
(1)
— — (45,651) (626,794)
Class C - automatic conversion to Class A — — (106,053) (1,289,612)
Class R6 (6,442) (176,707) (14,810) (423,452)
Class I (517,932) (13,812,058) (4,649,351) (137,508,136)
Total redemptions (739,506) (18,311,103) (5,164,211) (147,897,905)
Net increase (decrease) 864,643 $24,266,981 (1,787,614) $(42,353,288)
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
4/30/23
Year Ended
10/31/22
Small Cap Select Shares Amount Shares Amount
Subscriptions:
Class A 150,974 $1,238,648 476,502 $4,346,382
Class A - automatic conversion of Class C — — 108,534 923,644
Class C
(1)
— — 23,215 116,814
Class R6 51,389 607,083 133,545 1,622,172
Class I 475,690 5,640,386 1,645,333 22,436,680
Total subscriptions 678,053 7,486,117 2,387,129 29,445,692
Reinvestments of distributions:
Class A 9,202 73,152 1,256,268 12,110,428
Class C
(1)
— — 96,077 404,482
Class R6 1,387 15,877 22,439 311,451
Class I 15,778 180,022 645,341 8,931,520
Total reinvestments of distributions 26,367 269,051 2,020,125 21,757,881
Redemptions:
Class A (559,672) (4,583,982) (1,491,425) (13,298,199)
Class C
(1)
— — (74,347) (290,632)
Class C - automatic conversion to Class A — — (249,625) (923,644)
Class R6 (42,116) (497,802) (62,042) (796,004)
Class I (939,638) (11,148,116) (2,363,873) (29,639,592)
Total redemptions (1,541,426) (16,229,900) (4,241,312) (44,948,071)
Net increase (decrease) (837,006) $(8,474,732) 165,942 $6,255,502
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
4/30/23
Year Ended
10/31/22
Small Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 235,554 $6,064,436 695,459 $19,217,263
Class A - automatic conversion of Class C 151 6,564 17 439
Class C 14,270 311,043 42,722 976,016
Class R6 506,591 13,764,948 1,270,494 36,527,584
Class I 1,194,127 32,648,604 1,661,816 47,079,914
Total subscriptions 1,950,693 52,795,595 3,670,508 103,801,216
Reinvestments of distributions:
Class A 33,205 837,772 20,733 601,678
Class C 1,539 32,398 5,539 134,101
Class R6 60,916 1,602,085 25,680 777,085
Class I 96,978 2,537,918 52,826 1,590,049
Total reinvestments of distributions 192,638 5,010,173 104,778 3,102,913
Redemptions:
Class A (467,950) (12,109,452) (1,334,347) (36,491,824)
Class C (149,071) (3,190,995) (269,603) (6,094,990)
Class C - automatic conversion to Class A (181) (6,564) (21) (439)
Class R6 (585,550) (15,896,290) (1,999,133) (57,203,057)
Class I (1,407,221) (38,093,222) (4,850,255) (136,004,954)
Total redemptions (2,609,973) (69,296,523) (8,453,359) (235,795,264)
Net increase (decrease) (466,642) $(11,490,755) (4,678,073) $(128,891,135)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Value
$ 2,881,475,752 $ 383,734,813 $ (165,084,021) $ 218,650,792
Large Cap Select
29,497,116 5,706,196 (1,220,363) 4,485,833
Mid Cap Growth Opportunities
181,335,481 31,666,512 (17,057,785) 14,608,727
Mid Cap Value
397,675,995 78,059,284 (17,822,247) 60,237,037
Small Cap Growth Opportunities
178,507,558 32,084,297 (14,088,378) 17,995,919
Small Cap Select
92,892,983 19,041,314 (6,445,852) 12,595,462
Small Cap Value
459,604,386 85,008,702 (47,621,487) 37,387,215

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level free rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund's assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Value
$ 9,590,554 $ 215,364,772 $ 304,646,191 $ (13,924,766) $ — $ (256,016) $ 515,420,735
Large Cap Select
212,130 1,838,455 3,223,850 — — — 5,274,435
Mid Cap Growth
Opportunities
— — 4,430,175 (35,033,309) — (68,898) (30,672,032)
Mid Cap Value
5,499,244 22,473,127 70,316,573 — — (15,363) 98,273,581
Small Cap Growth
Opportunities
— — 13,798,577 (26,924,212) (942,568) — (14,068,203)
Small Cap Select
158,505 — 9,444,368 (2,497,473) — (15,747) 7,089,653
Small Cap Value
3,857,670 — 74,938,802 (212,274,542) — (49,678) (133,527,748)
Fund
Short-Term Long-Term Total
Dividend Value
1
$ 13,924,766 $ — $ 13,924,766
Large Cap Select
— — —
Mid Cap Growth Opportunities
35,033,309 — 35,033,309
Mid Cap Value
— — —
Small Cap Growth Opportunities
25,660,761 1,263,451 26,924,212
Small Cap Select
2,497,473 — 2,497,473
Small Cap Value
82,482,055 129,792,487 212,274,542
1
A portion of Dividend Value's capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
Dividend
Value
Large Cap
Select
Mid Cap
Growth
Opportunities
Mid Cap
Value
Small Cap
Growth
Opportunities
Small Cap
Select
Small Cap
Value
For the first $125 million 0.5000% 0.5000% 0.6000% 0.6000% 0.6500% 0.6500% 0.6500%
For the next $125 million 0.4875 0.4875 0.5875 0.5875 0.6375 0.6375 0.6375
For the next $250 million 0.4750 0.4750 0.5750 0.5750 0.6250 0.6250 0.6250
For the next $500 million 0.4625 0.4625 0.5625 0.5625 0.6125 0.6125 0.6125
For the next $1 billion 0.4500 0.4500 0.5500 0.5500 0.6000 0.6000 0.6000
For the next $3 billion 0.4250 0.4250 0.5250 0.5250 0.5750 0.5750 0.5750
For the next $2.5 billion 0.4000 0.4000 0.5000 0.5000 0.5500 0.5500 0.5500
For the next $2.5 billion 0.3875 0.3875 0.4875 0.4875 0.5375 0.5375 0.5375
For net assets over $10
billion 0.3750 0.3750 0.4750 0.4750 0.5250 0.5250 0.5250

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of April 30, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2024, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Dividend Value
0 .1732%
Large Cap Select
0 .2000%
Mid Cap Growth Opportunities
0 .2000%
Mid Cap Value
0 .1864%
Small Cap Growth Opportunities
0 .1851%
Small Cap Select
0 .2000%
Small Cap Value
0 .1670%
Fund Expense Cap
Expense Cap
Expiration Date
Dividend Value 0.74% July 31, 2024
Large Cap Select 0.80 July 31, 2024
Mid Cap Growth Opportunities 0.92 July 31, 2024
Mid Cap Value 0.92 July 31, 2024
Small Cap Growth Opportunities 0.99 July 31, 2024
Small Cap Select 0.99 July 31, 2024
Small Cap Value 0.99 July 31, 2024

Notes to Financial Statements
(Unaudited) (continued)
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds, which amounted is disclosed below, is recognized in "Other income" on the Statement of Operations.
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Amount
Dividend Value
$ 1,065,744
Large Cap Select
5,851
Mid Cap Growth Opportunities
15,083
Mid Cap Value
132,369
Small Cap Growth Opportunities
—
Small Cap Select
48,412
Small Cap Value
110,465
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Value
$ — $ 43,247,268 $ (4,340,605)
Large Cap Select
3,856 — —
Mid Cap Growth Opportunities
59,059 250,973 188,625
Mid Cap Value
— — —
Small Cap Growth Opportunities
— — —
Small Cap Select
195,898 — —
Small Cap Value
— 1,466,727 119,494
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Value
$ 38,424 $ 34,192
Large Cap Select
2,768 2,460
Mid Cap Growth Opportunities
10,114 8,884
Mid Cap Value
33,042 28,844
Small Cap Growth Opportunities
18,293 16,205
Small Cap Select
4,546 4,053
Small Cap Value
10,622 9,401

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
Fund
Commission
Advances
Dividend Value
$ 3,266
Large Cap Select
240
Mid Cap Growth Opportunities
5
Mid Cap Value
1,855
Small Cap Growth Opportunities
500
Small Cap Select
616
Small Cap Value
3,560
Fund
12b-1 Fees
Retained
Dividend Value
$ —
Large Cap Select
—
Mid Cap Growth Opportunities
—
Mid Cap Value
—
Small Cap Growth Opportunities
11
Small Cap Select
—
Small Cap Value
—
Fund
CDSC
Retained
Dividend Value
$ 190
Large Cap Select
464
Mid Cap Growth Opportunities
—
Mid Cap Value
319
Small Cap Growth Opportunities
—
Small Cap Select
(4)
Small Cap Value
33

Notes to Financial Statements
(Unaudited) (continued)
8. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average interest rate on the
Borrowings were as follows:
Dividend
Value
TIAA —%
TIAA-CREF Lifecycle Retirement Income Fund 1
TIAA-CREF Lifecycle 2010 Fund 1
TIAA-CREF Lifecycle 2015 Fund 2
TIAA-CREF Lifecycle 2020 Fund 4
TIAA-CREF Lifecycle 2025 Fund 7
TIAA-CREF Lifecycle 2030 Fund 9
TIAA-CREF Lifecycle 2035 Fund 11
TIAA-CREF Lifecycle 2040 Fund 14
TIAA-CREF Lifecycle 2045 Fund 11
TIAA-CREF Lifecycle 2050 Fund 8
TIAA-CREF Lifecycle 2055 Fund 4
TIAA-CREF Lifecycle 2060 Fund 1
TIAA-CREF Lifecycle 2065 Fund —*
TIAA-CREF Lifestyle Aggressive Growth Fund 1
TIAA-CREF Lifestyle Conservative Fund —*
TIAA-CREF Lifestyle Growth Fund 1
TIAA-CREF Lifestyle Income Fund —*
TIAA-CREF Lifestyle Moderate Fund 1
TIAA-CREF Managed Allocation Fund 2
* Rounds to less than 1%
Fund
Maximum
Outstanding
Balance
Dividend Value
$ —
Large Cap Select
270,835
Mid Cap Growth Opportunities
—
Mid Cap Value
—
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
—

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
9. Subsequent Events
Expense Cap:
During May 2023, the Board approved an extension of the Expense Cap limitation for the Funds to July 31, 2025.
Committed Line of Credit
: During June 2023, the Participating Funds renewed the standby credit facility through June 2024. All other terms remain unchanged.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Dividend Value
— $ — — %
Large Cap Select
4 270,835 5.59
Mid Cap Growth Opportunities
— — —
Mid Cap Value
— — —
Small Cap Growth Opportunities
— — —
Small Cap Select
— — —
Small Cap Value
— — —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Market Capitalization:
The market capitalization of a company is equal to the number of the company’s common shares outstanding multiplied by the current price of the company’s stock.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization :
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“liquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-FCGO-0423P 2913690-INV-B-06/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: July 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Funds Controller (principal financial officer)

Date: July 6, 2023